Schedule of Investments (Unaudited) December 31, 2023

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
CHINA — 99.4%
Communication Services — 39.4%
Autohome ADR	2,300,718	$64,558,147
Baidu, Cl A *	14,935,334	222,063,287
Bilibili, Cl Z * (A)	8,831,224	105,858,651
China Literature *	16,117,000	59,959,768
iQIYI ADR *	17,860,112	87,157,347
JOYY ADR	1,157,390	45,948,383
Kanzhun ADR	13,625,210	226,314,738
Kingsoft	34,084,200	105,196,127
Kuaishou Technology, Cl B *	30,041,000	203,708,877
NetEase	15,134,705	272,514,042
Tencent Holdings	13,227,475	497,350,553
Tencent Music Entertainment Group ADR *	21,368,730	192,532,257
Weibo ADR	2,926,450	32,044,627
		2,115,206,804
Consumer Discretionary — 42.7%
Alibaba Group Holding	52,727,864	510,495,101
East Buy Holding * (A)	13,935,000	49,611,388
JD.com, Cl A	16,263,990	234,319,931
Meituan, Cl B *	33,866,548	355,209,385
PDD Holdings ADR *	2,968,052	434,255,688
TAL Education Group ADR *	15,887,368	200,657,458
Tongcheng Travel Holdings *	41,591,800	76,913,843
Trip.com Group *	6,304,300	224,122,747
Vipshop Holdings ADR *	11,808,577	209,720,328
		2,295,305,869
Consumer Staples — 6.2%
Alibaba Health Information Technology *	167,906,000	91,172,041
JD Health International *	39,494,500	197,762,062
Ping An Healthcare and Technology * (A)	20,423,900	46,452,730
		335,386,833
Financials — 2.8%
Lufax Holding ADR	7,118,113	21,852,606
Qifu Technology ADR	5,022,494	79,455,855
ZhongAn Online P&C Insurance, Cl H *	21,732,400	49,651,474
		150,959,935
Health Care — 0.2%
YSB * (A)	11,889,600	12,546,542

Industrials — 4.0%
Full Truck Alliance ADR *	30,411,859	213,187,132

Schedule of Investments (Unaudited) December 31, 2023

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 4.1%
KE Holdings ADR	13,733,093	$222,613,437

TOTAL CHINA		5,345,206,552

HONG KONG — 0.4%
Consumer Discretionary — 0.4%
Fenbi * (A)	38,393,500	22,568,360
TOTAL HONG KONG		22,568,360

TOTAL COMMON STOCK (Cost $6,834,517,186)		5,367,774,912

SHORT-TERM INVESTMENT — 1.3%
Invesco Government & Agency Portfolio, Cl Institutional, 5.230% (B) (C)	68,614,119	68,614,119
TOTAL SHORT-TERM INVESTMENT (Cost $68,614,119)		68,614,119

TOTAL INVESTMENTS — 101.1% (Cost $6,903,131,305)		5,436,389,031
OTHER ASSETS LESS LIABILITIES – (1.1)%		(60,588,656)
NET ASSETS - 100%		$5,375,800,375

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2023.
(B)	The rate shown is the 7-day effective yield as of December 31, 2023.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2023 was $68,614,119.

See “Glossary” for abbreviations.

KRS-QH-002-2100

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Bosera MSCI China A 50 Connect Index ETF

	Shares	Value
COMMON STOCK — 98.4% ‡
CHINA — 98.4%
Communication Services — 1.8%
China United Network Communications, Cl A	5,028,000	$3,092,807
Focus Media Information Technology, Cl A	2,283,202	2,026,491
		5,119,298
Consumer Discretionary — 5.7%
BYD, Cl A	395,900	11,008,651
China Tourism Group Duty Free, Cl A	426,332	5,010,775
		16,019,426
Consumer Staples — 14.4%
Foshan Haitian Flavouring & Food, Cl A	336,242	1,792,038
Inner Mongolia Yili Industrial Group, Cl A	461,912	1,735,267
Jiangsu Yanghe Brewery JSC, Cl A	109,322	1,687,286
Kweichow Moutai, Cl A	91,189	22,103,785
Luzhou Laojiao, Cl A	106,746	2,689,712
Muyuan Foods, Cl A	396,545	2,293,307
Shanxi Xinghuacun Fen Wine Factory, Cl A	88,516	2,868,199
Wuliangye Yibin, Cl A	281,679	5,550,429
		40,720,023
Energy — 3.3%
China Petroleum & Chemical, Cl A	2,883,640	2,259,741
China Shenhua Energy, Cl A	599,947	2,641,398
PetroChina, Cl A	1,963,600	1,946,889
Shaanxi Coal Industry, Cl A	881,716	2,586,727
		9,434,755
Financials — 18.3%
Agricultural Bank of China, Cl A	9,445,607	4,828,527
Bank of Communications, Cl A	4,352,499	3,508,601
Bank of Ningbo, Cl A	732,318	2,068,213
China Merchants Bank, Cl A	2,287,567	8,937,465
China Pacific Insurance Group, Cl A	759,114	2,535,142
CITIC Securities, Cl A	1,357,921	3,884,624
East Money Information, Cl A	1,758,431	3,467,176
Industrial & Commercial Bank of China, Cl A	6,976,026	4,682,948
Industrial Bank, Cl A	2,303,622	5,244,181
Ping An Bank, Cl A	2,151,967	2,837,818
Ping An Insurance Group of China, Cl A	1,193,398	6,754,197
Shanghai Pudong Development Bank, Cl A	3,254,846	3,026,021
		51,774,913
Health Care — 8.6%
Aier Eye Hospital Group, Cl A	1,441,881	3,203,460
Jiangsu Hengrui Pharmaceuticals, Cl A	985,939	6,262,677

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Bosera MSCI China A 50 Connect Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Shenzhen Mindray Bio-Medical Electronics, Cl A	187,353	$7,646,095
WuXi AppTec, Cl A	396,682	4,053,392
Zhangzhou Pientzehuang Pharmaceutical, Cl A	93,250	3,169,054
		24,334,678
Industrials — 14.3%
Beijing-Shanghai High Speed Railway, Cl A	8,471,700	5,853,547
China State Construction Engineering, Cl A	7,231,758	4,885,088
Contemporary Amperex Technology, Cl A	758,655	17,394,331
NARI Technology, Cl A	1,385,915	4,344,244
SF Holding, Cl A	844,459	4,791,190
Sungrow Power Supply, Cl A	256,238	3,151,966
		40,420,366
Information Technology — 16.4%
Beijing Kingsoft Office Software, Cl A	167,714	7,447,570
BOE Technology Group, Cl A	13,619,345	7,459,406
Foxconn Industrial Internet, Cl A	4,811,700	10,217,244
LONGi Green Energy Technology, Cl A	2,754,391	8,858,181
Luxshare Precision Industry, Cl A	2,596,750	12,563,272
		46,545,673
Materials — 10.1%
Wanhua Chemical Group, Cl A	1,385,099	14,943,025
Zijin Mining Group, Cl A	7,864,892	13,762,401
		28,705,426
Real Estate — 1.5%
China Vanke, Cl A	1,344,900	1,975,628
Poly Developments and Holdings Group, Cl A	1,655,477	2,301,663
		4,277,291
Utilities — 4.0%
China Three Gorges Renewables Group, Cl A	3,360,700	2,062,503
China Yangtze Power, Cl A	2,872,870	9,416,733
		11,479,236
TOTAL CHINA		278,831,085

TOTAL COMMON STOCK (Cost $345,577,948)		278,831,085

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Bosera MSCI China A 50 Connect Index ETF (concluded)

	Number of Rights	Value
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡ * (A)	61,390	$—
TOTAL CHINA		—
TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 98.4% (Cost $345,577,948)		278,831,085
OTHER ASSETS LESS LIABILITIES – 1.6%		4,505,343
NET ASSETS - 100%		$283,336,428

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
‡‡	Expiration date not available.

Amounts designated as “ -” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-003-2000

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Bloomberg China Bond Inclusion Index ETF

	Face Amount (A)	Value
CORPORATE OBLIGATIONS — 40.6%
CHINA — 27.1%
Financials — 17.8%
China Everbright Bank
2.470%, 10/20/2025	$4,000,000	$560,052

Utilities — 9.3%
China Three Gorges
4.150%, 05/11/2026	2,000,000	290,661

TOTAL CHINA		850,713

SUPRANATIONAL — 13.5%
Government — 13.5%
New Development Bank
2.450%, 01/27/2025	3,000,000	421,321

TOTAL CORPORATE OBLIGATIONS (Cost $1,314,560)		1,272,034

GLOBAL BONDS — 13.6%
CHINA — 13.6%
Agricultural Development Bank of China
2.630%, 06/07/2028	200,000	28,199
China Development Bank
2.820%, 05/22/2033	1,000,000	141,442
China Government Bond
2.600%, 09/15/2030	800,000	112,766
Export-Import Bank of China
3.180%, 03/11/2032	1,000,000	144,449
		426,856
TOTAL GLOBAL BONDS (Cost $422,948)		426,856

TOTAL INVESTMENTS — 54.2% (Cost $1,737,508)		1,698,890
OTHER ASSETS LESS LIABILITIES – 45.8%		1,435,673
NET ASSETS - 100%		$3,134,563

(A)	In CNY unless otherwise indicated.

See “Glossary” for abbreviations.

KRS-QH-004-1900

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 99.7% ‡
CHINA — 99.4%
Communication Services — 12.4%
Autohome ADR	456	$12,795
Baidu, Cl A *	5,750	85,493
Bilibili, Cl Z *	1,100	13,186
Focus Media Information Technology, Cl A	25,000	22,189
iQIYI ADR *	2,365	11,541
Kingsoft	12,600	38,888
Kuaishou Technology, Cl B *	6,300	42,720
NetEase	3,400	61,220
Tencent Holdings	12,658	475,939
Tencent Music Entertainment Group ADR *	3,190	28,742
		792,713
Consumer Discretionary — 22.9%
Alibaba Group Holding	32,524	314,887
ANTA Sports Products	4,000	38,804
BYD, Cl A	2,000	55,613
BYD, Cl H	3,000	82,371
China Tourism Group Duty Free, Cl A	2,000	23,506
Chongqing Changan Automobile, Cl A	24,338	57,524
Fuyao Glass Industry Group, Cl A	7,100	37,282
Geely Automobile Holdings	20,000	22,002
Great Wall Motor, Cl H	14,500	18,830
Guangzhou Automobile Group, Cl H	22,000	10,227
H World Group ADR	681	22,773
Haier Smart Home, Cl A	7,400	21,824
Haier Smart Home, Cl H	9,800	27,673
Huayu Automotive Systems, Cl A	4,000	9,145
JD.com, Cl A	5,372	77,393
Li Auto, Cl A *	3,100	58,399
Li Ning	6,500	17,398
Meituan, Cl B *	9,966	104,526
New Oriental Education & Technology Group *	5,000	35,378
NIO ADR *	4,002	36,298
PDD Holdings ADR *	1,171	171,329
SAIC Motor, Cl A	10,157	19,300
Shenzhou International Group Holdings	3,300	33,978
TAL Education Group ADR *	2,520	31,828
TravelSky Technology, Cl H	6,000	10,373
Trip.com Group *	1,400	49,771
Vipshop Holdings ADR *	1,609	28,576
Yum China Holdings	1,055	44,764
		1,461,772

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples — 10.4%
Alibaba Health Information Technology *	22,000	$11,946
Anhui Gujing Distillery, Cl A	1,200	39,233
China Mengniu Dairy	12,000	32,272
China Resources Beer Holdings	6,000	26,279
Foshan Haitian Flavouring & Food, Cl A	5,133	27,357
Guangdong Haid Group, Cl A	4,300	27,120
Henan Shuanghui Investment & Development, Cl A	4,600	17,255
Inner Mongolia Yili Industrial Group, Cl A	6,700	25,170
Jiangsu Yanghe Brewery JSC, Cl A	1,400	21,608
Kweichow Moutai, Cl A	800	193,916
Luzhou Laojiao, Cl A	2,000	50,394
Muyuan Foods, Cl A	7,502	43,386
New Hope Liuhe, Cl A *	11,800	15,445
Shanxi Xinghuacun Fen Wine Factory, Cl A	1,460	47,309
Tingyi Cayman Islands Holding	12,000	14,630
Want Want China Holdings	20,000	12,089
Wuliangye Yibin, Cl A	2,800	55,173
		660,582
Energy — 4.3%
China Oilfield Services, Cl H	14,000	14,307
China Petroleum & Chemical, Cl A	40,800	31,973
China Petroleum & Chemical, Cl H	84,500	44,260
China Shenhua Energy, Cl H	10,000	34,257
PetroChina, Cl A	19,600	19,433
PetroChina, Cl H	59,984	39,638
Shaanxi Coal Industry, Cl A	10,400	30,511
Shanxi Lu’an Environmental Energy Development, Cl A	6,700	20,616
Yankuang Energy Group, Cl H	21,000	39,910
		274,905
Financials — 21.2%
Agricultural Bank of China, Cl A	76,600	39,157
Agricultural Bank of China, Cl H	91,397	35,231
Bank of Beijing, Cl A	24,600	15,650
Bank of China, Cl A	30,400	17,034
Bank of China, Cl H	210,396	80,294
Bank of Communications, Cl A	38,200	30,793
Bank of Communications, Cl H	37,000	23,076
Bank of Hangzhou, Cl A	12,400	17,432
Bank of Jiangsu, Cl A	19,400	18,227
Bank of Nanjing, Cl A	12,300	12,748
Bank of Ningbo, Cl A	6,300	17,792
Bank of Shanghai, Cl A	16,304	13,669
China CITIC Bank, Cl H	28,000	13,196
China Construction Bank, Cl A	10,500	9,600

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
China Construction Bank, Cl H	196,000	$116,718
China Everbright Bank, Cl A	48,100	19,590
China Galaxy Securities, Cl H	33,500	17,718
China Life Insurance, Cl H	20,483	26,546
China Merchants Bank, Cl A	15,600	60,949
China Merchants Bank, Cl H	11,500	40,059
China Merchants Securities, Cl A	8,300	15,899
China Minsheng Banking, Cl A	44,600	23,426
China Minsheng Banking, Cl H	26,000	8,824
China Pacific Insurance Group, Cl A	6,300	21,039
China Pacific Insurance Group, Cl H	9,400	18,972
CITIC Securities, Cl A	13,845	39,607
CITIC Securities, Cl H	7,000	14,289
East Money Information, Cl A	13,700	27,013
Everbright Securities, Cl A	9,000	19,490
GF Securities, Cl A	8,800	17,660
Guosen Securities, Cl A	9,500	11,394
Guotai Junan Securities, Cl A	7,300	15,255
Haitong Securities, Cl A	11,000	14,475
Huatai Securities, Cl A	10,400	20,375
Huatai Securities, Cl H	8,000	10,102
Huaxia Bank, Cl A	16,200	12,786
Industrial & Commercial Bank of China, Cl A	58,600	39,338
Industrial & Commercial Bank of China, Cl H	135,441	66,259
Industrial Bank, Cl A	17,500	39,839
Industrial Securities, Cl A	24,169	19,924
New China Life Insurance, Cl A	3,500	15,301
New China Life Insurance, Cl H	4,800	9,356
Orient Securities, Cl A	12,300	15,028
People’s Insurance Group of China, Cl H	47,452	14,585
PICC Property & Casualty, Cl H	25,510	30,317
Ping An Bank, Cl A	17,391	22,934
Ping An Insurance Group of China, Cl A	8,900	50,371
Ping An Insurance Group of China, Cl H	16,500	74,697
Shanghai Pudong Development Bank, Cl A	25,000	23,242
Shenwan Hongyuan Group, Cl A	28,700	17,896
		1,355,172
Health Care — 5.6%
Beijing Tongrentang, Cl A	1,844	13,907
Changchun High & New Technology Industry Group, Cl A	1,200	24,571
China Medical System Holdings	8,000	14,179
CSPC Pharmaceutical Group	39,520	36,744
Genscript Biotech *	12,000	30,520
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	2,800	11,246

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Huadong Medicine, Cl A	2,580	$15,022
Jiangsu Hengrui Pharmaceuticals, Cl A	4,916	31,226
Shanghai Fosun Pharmaceutical Group, Cl A	3,400	11,952
Shanghai Pharmaceuticals Holding, Cl A	6,600	15,507
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,000	40,811
Sinopharm Group, Cl H	5,600	14,666
Wuxi Biologics Cayman *	10,000	37,907
Yunnan Baiyao Group, Cl A	1,840	12,701
Zai Lab *	4,400	12,115
Zhangzhou Pientzehuang Pharmaceutical, Cl A	600	20,391
Zhejiang NHU, Cl A	6,132	14,605
		358,070
Industrials — 6.6%
AECC Aviation Power, Cl A	3,400	17,849
China Eastern Airlines, Cl A *	21,400	11,661
China Energy Engineering, Cl A	69,737	20,567
China Merchants Port Holdings	15,998	21,800
China Railway Group, Cl H	23,000	10,250
China Southern Airlines, Cl A *	20,100	16,259
CITIC	20,780	20,757
Contemporary Amperex Technology, Cl A	3,100	71,076
COSCO SHIPPING Holdings, Cl A	21,420	28,818
Daqin Railway, Cl A	13,600	13,771
Fosun International	15,000	8,817
Metallurgical Corp of China, Cl A	35,600	15,299
Power Construction Corp of China, Cl A	20,400	14,010
Sany Heavy Industry, Cl A	11,800	22,819
SF Holding, Cl A	3,900	22,127
Shanghai International Airport, Cl A *	1,800	8,286
Shanghai International Port Group, Cl A	15,000	10,322
Weichai Power, Cl A	15,088	28,923
Zhejiang Chint Electrics, Cl A	3,300	9,969
Zhuzhou CRRC Times Electric, Cl H	2,700	7,711
Zoomlion Heavy Industry Science and Technology, Cl A	14,100	12,931
ZTO Express Cayman ADR	1,232	26,217
		420,239
Information Technology — 5.3%
BOE Technology Group, Cl A	41,900	22,949
GDS Holdings, Cl A *	8,300	9,630
Iflytek, Cl A	2,800	18,238
Kingboard Holdings	4,000	9,569
Kingdee International Software Group *	14,000	20,403
Lenovo Group	28,000	39,157
LONGi Green Energy Technology, Cl A	8,429	27,107

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Luxshare Precision Industry, Cl A	10,274	$49,707
Sunny Optical Technology Group	2,600	23,591
Unigroup Guoxin Microelectronics, Cl A *	2,019	19,125
Xiaomi, Cl B *	37,400	74,718
Yonyou Network Technology, Cl A	4,625	11,555
ZTE, Cl H	6,600	14,741
		340,490
Materials — 3.9%
Anhui Conch Cement, Cl A	4,600	14,574
Anhui Conch Cement, Cl H	6,000	13,862
Baoshan Iron & Steel, Cl A	24,900	20,737
China National Building Material, Cl H	16,000	6,844
China Northern Rare Earth Group High-Tech, Cl A	9,200	24,988
CMOC Group, Cl H	48,000	26,248
Ganfeng Lithium Group, Cl A	2,720	16,349
Inner Mongolia BaoTou Steel Union, Cl A *	56,000	11,482
Rongsheng Petrochemical, Cl A	10,950	15,916
Shandong Hualu Hengsheng Chemical, Cl A	4,740	18,366
Tianqi Lithium, Cl A	2,040	15,983
Wanhua Chemical Group, Cl A	2,500	26,971
Zhejiang Huayou Cobalt, Cl A	2,104	9,730
Zijin Mining Group, Cl A	17,000	29,748
		251,798
Real Estate — 3.1%
China Merchants Shekou Industrial Zone Holdings, Cl A	8,000	10,707
China Overseas Land & Investment	14,839	26,149
China Resources Land	12,214	43,797
China Vanke, Cl A	9,143	13,431
China Vanke, Cl H	11,700	10,818
Country Garden Holdings *	79,612	7,953
Gemdale, Cl A	9,300	5,694
KE Holdings ADR	1,875	30,394
Longfor Group Holdings	8,500	13,607
Poly Developments and Holdings Group, Cl A	11,100	15,433
Seazen Holdings, Cl A *	5,600	8,973
Shenzhen Overseas Chinese Town, Cl A *	24,000	10,482
		197,438
Utilities — 3.7%
China Gas Holdings	13,200	13,034
China Longyuan Power Group, Cl H	14,000	10,614
China Resources Gas Group	6,700	21,965
China Resources Power Holdings	12,000	24,035
China Yangtze Power, Cl A	18,700	61,295

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI All China Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
ENN Energy Holdings	2,482	$18,277
Guangdong Investment	14,000	10,184
Huadian Power International, Cl A	44,400	32,050
Huaneng Power International, Cl H *	39,077	20,718
Sichuan Chuantou Energy, Cl A	11,800	25,056
		237,228
TOTAL CHINA		6,350,407

HONG KONG — 0.3%
Health Care — 0.3%
Sino Biopharmaceutical	39,500	17,553
TOTAL HONG KONG		17,553

TOTAL COMMON STOCK (Cost $8,406,727)		6,367,960

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡ * (A)	446	—
TOTAL CHINA		—
TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.7% (Cost $8,406,727)		6,367,960
OTHER ASSETS LESS LIABILITIES – 0.3%		18,418
NET ASSETS - 100%		$6,386,378

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-011-1200

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 100.0% ‡
CHINA — 44.1%
Energy — 2.4%
China Petroleum & Chemical, Cl H	190,000	$99,519

Financials — 4.1%
Bank of Changsha, Cl A	9,300	8,908
Bank of Chengdu, Cl A	8,800	13,916
Bank of Hangzhou, Cl A	13,700	19,259
Bank of Jiangsu, Cl A	41,355	38,854
Bank of Nanjing, Cl A	23,891	24,761
Bank of Ningbo, Cl A	14,846	41,928
Bank of Suzhou, Cl A	7,400	6,714
Chongqing Rural Commercial Bank, Cl A	20,200	11,574
		165,914
Industrials — 17.1%
Beijing New Building Materials, Cl A	3,708	12,165
Beijing-Shanghai High Speed Railway, Cl A	112,400	77,663
China Communications Services, Cl H	20,000	8,299
China Energy Engineering, Cl A	75,100	22,148
China First Heavy Industries, Cl A *	13,200	5,339
China Railway Group, Cl H	32,500	14,484
China State Construction Engineering, Cl A	95,000	64,173
China XD Electric, Cl A	11,800	8,170
CRRC, Cl H	35,000	15,419
CSSC Science & Technology, Cl A	3,500	9,113
Daqin Railway, Cl A	35,332	35,776
Dongfang Electric, Cl A	6,500	13,346
Goldwind Science & Technology, Cl A	8,100	9,100
Gongniu Group, Cl A	1,000	13,433
Gotion High-tech, Cl A *	4,200	12,681
Jiangsu Expressway, Cl H	10,000	8,990
Jiangsu Zhongtian Technology, Cl A	7,500	13,155
Jiangxi Special Electric Motor, Cl A *	4,000	7,584
Liaoning Port, Cl A	43,400	8,838
Metallurgical Corp of China, Cl A	41,300	17,748
Ming Yang Smart Energy Group, Cl A	4,800	8,453
NARI Technology, Cl A	18,252	57,212
Ningbo Deye Technology, Cl A	1,000	11,783
Ningbo Orient Wires & Cables, Cl A	1,600	9,606
Ningbo Ronbay New Energy Technology, Cl A	961	5,371
North Industries Group Red Arrow, Cl A	2,800	5,521
Power Construction Corp of China, Cl A	40,000	27,470
Range Intelligent Computing Technology Group, Cl A	3,400	12,114
Shanghai Construction Group, Cl A	20,300	6,671
Shanghai Electric Group, Cl A *	29,500	17,276

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Shanghai International Port Group, Cl A	16,010	$11,017
Shenzhen Inovance Technology, Cl A	3,050	27,045
Sichuan Road & Bridge, Cl A	16,800	17,672
Sieyuan Electric, Cl A	1,600	11,693
TBEA, Cl A	11,867	22,999
Titan Wind Energy Suzhou, Cl A *	3,800	6,190
Xiangtan Electric Manufacturing, Cl A *	2,800	6,244
Yangzijiang Shipbuilding Holdings	19,500	22,026
Zhejiang Expressway, Cl H	12,000	8,007
Zhejiang Weixing New Building Materials, Cl A	3,700	7,519
Zhuzhou CRRC Times Electric, Cl H	3,800	10,852
Zhuzhou Kibing Group, Cl A	6,300	6,052
		696,417
Materials — 3.8%
Anhui Conch Cement, Cl H	9,500	21,948
Beijing Oriental Yuhong Waterproof Technology, Cl A	3,000	8,089
China National Building Material, Cl H	31,000	13,260
China Northern Rare Earth Group High-Tech, Cl A	8,524	23,152
China Rare Earth Resources And Technology, Cl A	2,300	8,938
Henan Shenhuo Coal & Power, Cl A	5,300	12,504
Jinduicheng Molybdenum, Cl A	7,500	9,953
Sinomine Resource Group, Cl A	1,600	8,384
Western Mining, Cl A	5,500	11,022
Xiamen Tungsten, Cl A	3,300	7,962
Yintai Gold, Cl A	6,300	13,271
Yunnan Chihong Zinc & Germanium, Cl A	11,900	8,440
Yunnan Tin, Cl A	3,800	7,642
		154,565
Utilities — 16.7%
Beijing Enterprises Holdings	4,000	13,908
CECEP Solar Energy, Cl A	9,100	7,131
CECEP Wind-Power, Cl A	11,800	4,972
CGN Power, Cl H	82,000	21,423
China Gas Holdings	20,800	20,537
China Longyuan Power Group, Cl H	26,000	19,712
China National Nuclear Power, Cl A	42,800	45,080
China Power International Development	38,000	13,967
China Resources Gas Group	7,100	23,277
China Resources Power Holdings	14,635	29,313
China Three Gorges Renewables Group, Cl A	66,100	40,566
China Yangtze Power, Cl A	55,800	182,902
Datang International Power Generation, Cl A	23,900	8,123
ENN Energy Holdings	6,000	44,182
ENN Natural Gas, Cl A	5,900	13,937

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
GD Power Development, Cl A	40,500	$23,661
Huadian Power International, Cl A	19,542	14,106
Huaneng Power International, Cl H *	33,000	17,496
Kunlun Energy	30,000	27,047
SDIC Power Holdings, Cl A	16,906	31,292
Shanghai Electric Power, Cl A	6,600	7,841
Shenergy, Cl A	11,219	10,116
Shenzhen Energy Group, Cl A	11,100	10,055
Sichuan Chuantou Energy, Cl A	10,284	21,837
Wintime Energy Group, Cl A *	51,200	9,851
Zhejiang Zheneng Electric Power, Cl A *	25,700	16,639
		678,971
TOTAL CHINA		1,795,386

INDIA — 4.9%
Energy — 0.5%
Great Eastern Shipping	1,863	21,869

Industrials — 1.2%
AIA Engineering	791	35,071
GMM Pfaudler	629	12,184
		47,255
Materials — 3.2%
Carborundum Universal	2,125	28,432
Navin Fluorine International	601	27,829
PI Industries	1,555	65,701
Vinati Organics	479	10,036
		131,998
TOTAL INDIA		201,122

INDONESIA — 3.8%
Energy — 2.1%
Adaro Energy Indonesia	266,100	41,132
Indo Tambangraya Megah	7,400	12,328
Medco Energi Internasional	116,000	8,702
Petrindo Jaya Kreasi * (A)	29,800	25,983
		88,145
Materials — 1.7%
Indah Kiat Pulp & Paper	45,600	24,656
Merdeka Copper Gold *	182,000	31,915
Pabrik Kertas Tjiwi Kimia	25,900	12,280
		68,851
TOTAL INDONESIA		156,996

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
ISRAEL — 4.9%
Industrials — 2.6%
Elbit Systems	501	$106,853

Materials — 2.3%
ICL Group	14,738	74,941
Israel *	65	16,605
		91,546
TOTAL ISRAEL		198,399

KAZAKHSTAN — 1.2%
Energy — 1.2%
NAC Kazatomprom JSC GDR	1,209	49,448
TOTAL KAZAKHSTAN		49,448

KUWAIT — 9.1%
Financials — 9.1%
Kuwait Finance House	156,280	369,273
TOTAL KUWAIT		369,273

MALAYSIA — 2.9%
Industrials — 0.9%
Pentamaster	9,400	9,410
Sime Darby	51,100	26,134
		35,544
Materials — 2.0%
Petronas Chemicals Group	52,300	81,495

TOTAL MALAYSIA		117,039

PHILIPPINES — 4.9%
Industrials — 4.9%
Aboitiz Equity Ventures	31,040	25,000
Ayala	4,770	58,661
International Container Terminal Services	18,250	81,338
JG Summit	49,442	34,063
TOTAL PHILIPPINES		199,062

POLAND — 2.0%
Materials — 2.0%
KGHM Polska Miedz	2,578	80,443
TOTAL POLAND		80,443

RUSSIA — 0.0%
Energy — 0.0%
Rosneft Oil PJSC (A)	33,666	—

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Energy (continued)
Sovcomflot PJSC (A)	9,110	$—
Surgutneftegas PJSC (A)	143,400	—
		—
Materials — 0.0%
MMC Norilsk Nickel PJSC (A)	1,239	—
Polymetal International * (A)	7,154	—
Segezha Group PJSC * (A)	78,500	—
		—
TOTAL RUSSIA		—

SINGAPORE — 9.8%
Financials — 6.1%
Oversea-Chinese Banking	25,312	249,455

Industrials — 3.7%
Keppel	11,100	59,493
Singapore Airlines	11,300	56,196
Singapore Technologies Engineering	11,900	35,093
		150,782
TOTAL SINGAPORE		400,237

SOUTH AFRICA — 3.0%
Materials — 3.0%
Impala Platinum Holdings	16,831	84,001
Kumba Iron Ore	1,199	40,307
TOTAL SOUTH AFRICA		124,308

THAILAND — 6.0%
Energy — 5.3%
PTT	206,200	215,972

Materials — 0.7%
Indorama Ventures	34,400	27,463
TOTAL THAILAND		243,435

TURKEY — 2.5%
Industrials — 2.2%
Otokar Otomotiv Ve Savunma Sanayi A.S. *	785	11,310
Turk Hava Yollari AO *	10,307	79,778
		91,088
Materials — 0.3%
Nuh Cimento Sanayi	1,122	11,739
TOTAL TURKEY		102,827

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI One Belt One Road Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
UNITED ARAB EMIRATES — 0.9%
Industrials — 0.9%
Air Arabia PJSC	48,641	$37,347

TOTAL UNITED ARAB EMIRATES		37,347

TOTAL COMMON STOCK (Cost $5,040,939)		4,075,322

PREFERRED STOCK — 0.0%
RUSSIA— 0.0%
Energy — 0.0%
Surgutneftegas PJSC (A) (B)	136,600	—

TOTAL PREFERRED STOCK (Cost $74,846)		—

TOTAL INVESTMENTS — 100.0% (Cost $5,115,785)		4,075,322
OTHER ASSETS LESS LIABILITIES – 0.0%		(676)
NET ASSETS - 100%		$4,074,646

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Currently, no stated interest rate.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-006-1300

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 97.7% ‡
AUSTRALIA — 0.7%
Consumer Discretionary — 0.7%
IDP Education	4,967	$67,886
TOTAL AUSTRALIA		67,886

BRAZIL — 4.4%
Consumer Discretionary — 2.9%
Americanas *	337,800	63,282
MercadoLibre *	141	221,587
		284,869
Financials — 0.8%
Pagseguro Digital, Cl A *	5,998	74,795

Information Technology — 0.7%
TOTVS	9,500	65,888

TOTAL BRAZIL		425,552

CHINA — 42.9%
Communication Services — 13.1%
Baidu, Cl A *	16,364	243,305
Bilibili, Cl Z *	18,800	225,353
Kuaishou Technology, Cl B *	33,000	223,774
NetEase	14,900	268,288
Tencent Holdings	8,175	307,378
		1,268,098
Consumer Discretionary — 18.1%
Alibaba Group Holding	36,200	350,477
JD.com, Cl A	25,675	369,907
Meituan, Cl B *	30,498	319,873
PDD Holdings ADR *	2,161	316,176
Tongcheng Travel Holdings *	38,800	71,751
Trip.com Group *	6,800	241,745
Vipshop Holdings ADR *	4,015	71,307
		1,741,236
Consumer Staples — 5.7%
Alibaba Health Information Technology *	428,000	232,402
JD Health International *	49,550	248,113
Ping An Healthcare and Technology *	29,700	67,551
		548,066
Information Technology — 6.0%
GDS Holdings, Cl A *	225,300	261,408
Hua Hong Semiconductor *	32,000	77,372

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Kingdee International Software Group *	167,000	$243,382
		582,162
TOTAL CHINA		4,139,562

GREECE — 0.8%
Consumer Discretionary — 0.8%
OPAP	4,491	76,251
TOTAL GREECE		76,251

HONG KONG — 0.7%
Communication Services — 0.7%
Alibaba Pictures Group *	1,110,000	68,233
TOTAL HONG KONG		68,233

INDIA — 3.2%
Consumer Discretionary — 2.4%
Zomato *	159,114	236,528

Financials — 0.8%
One 97 Communications *	9,547	72,905

TOTAL INDIA		309,433

JAPAN — 2.1%
Communication Services — 2.1%
Nexon	11,100	202,308
TOTAL JAPAN		202,308

RUSSIA — 0.0%
Communication Services — 0.0%
HeadHunter Group PLC ADR * (A)	11,746	—
Ozon Holdings PLC ADR * (A)	58,005	—
VK GDR * (A)	49,503	—
Yandex, Cl A * (A)	31,479	—
TOTAL RUSSIA		—

SINGAPORE — 3.5%
Communication Services — 3.5%
Sea ADR *	8,448	342,144
TOTAL SINGAPORE		342,144

SOUTH AFRICA — 3.2%
Consumer Discretionary — 3.2%
Naspers, Cl N	1,780	304,461
TOTAL SOUTH AFRICA		304,461

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SOUTH KOREA — 20.6%
Communication Services — 14.6%
Kakao	5,987	$252,422
Kakao Games *	3,685	73,963
Krafton *	1,430	214,961
NAVER *	1,403	244,019
NCSoft	1,348	251,723
Netmarble *	5,386	242,974
Pearl Abyss *	2,374	71,428
Wemade	1,302	61,567
		1,413,057
Consumer Discretionary — 2.3%
Coupang, Cl A *	13,779	223,082

Information Technology — 3.7%
SK Hynix	3,216	353,338

TOTAL SOUTH KOREA		1,989,477

TAIWAN — 14.9%
Consumer Discretionary — 0.7%
momo.com	4,300	71,315

Information Technology — 14.2%
Nanya Technology	99,000	251,609
Powerchip Semiconductor Manufacturing	73,000	70,049
Taiwan Semiconductor Manufacturing	18,000	347,795
United Microelectronics	144,000	246,799
Vanguard International Semiconductor	91,000	241,655
VisEra Technologies	8,000	72,074
Win Semiconductors	13,000	67,350
WPG Holdings	26,000	69,129
		1,366,460
TOTAL TAIWAN		1,437,775

URUGUAY — 0.7%
Financials — 0.7%
Dlocal, Cl A *	3,765	66,603
TOTAL URUGUAY		66,603

TOTAL COMMON STOCK (Cost $16,838,871)		9,429,685

TOTAL INVESTMENTS — 97.7% (Cost $16,838,871)		9,429,685
OTHER ASSETS LESS LIABILITIES – 2.3%		220,435
NET ASSETS - 100%		$9,650,120

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-007-1300

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 100.0% ‡
CHINA — 97.4%
Consumer Discretionary — 44.0%
BYD, Cl A	19,600	$545,010
BYD, Cl H	187,000	5,134,474
Li Auto, Cl A *	314,800	5,930,305
NIO ADR *	834,679	7,570,539
Seres Group, Cl A *	120,500	1,289,512
Tianneng Power International	894,000	754,488
XPeng, Cl A *	738,600	5,363,175
Yadea Group Holdings	1,638,694	2,879,265
		29,466,768
Industrials — 22.4%
Beijing Easpring Material Technology, Cl A	40,400	216,735
Beijing-Shanghai High Speed Railway, Cl A	3,924,900	2,711,921
China Conch Environment Protection Holdings *	1,581,500	315,954
China Conch Venture Holdings	1,926,500	1,598,724
China Everbright Environment Group	4,889,216	1,590,386
Contemporary Amperex Technology, Cl A	129,350	2,965,717
Dynagreen Environmental Protection Group, Cl H	511,000	153,787
Farasis Energy Gan Zhou, Cl A *	97,373	223,036
Ginlong Technologies, Cl A	31,950	313,640
Goldwind Science & Technology, Cl A	275,835	309,901
GoodWe Technologies, Cl A	13,818	253,407
Gotion High-tech, Cl A *	142,100	429,058
Hoymiles Power Electronics, Cl A	6,669	252,876
Ming Yang Smart Energy Group, Cl A	181,500	319,637
Ningbo Deye Technology, Cl A	34,280	403,911
Pylon Technologies, Cl A	14,037	208,960
Shuangliang Eco-Energy Systems, Cl A	149,500	177,621
Sungrow Power Supply, Cl A	118,700	1,460,120
Titan Wind Energy Suzhou, Cl A *	139,209	226,782
Zhejiang Chint Electrics, Cl A	171,700	518,674
Zhejiang Weiming Environment Protection, Cl A	136,200	306,041
		14,956,888
Information Technology — 19.8%
China Railway Signal & Communication, Cl A	574,215	353,209
Flat Glass Group, Cl A	126,600	474,710
Flat Glass Group, Cl H	572,000	965,475
Hengdian Group DMEGC Magnetics, Cl A	130,000	247,198
JA Solar Technology, Cl A	264,668	770,148
Kingdee International Software Group *	2,089,000	3,044,460
Kingsoft Cloud Holdings ADR *	152,069	574,821
LONGi Green Energy Technology, Cl A	605,946	1,948,736
Risen Energy, Cl A	91,100	225,812

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI China Clean Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Sanan Optoelectronics, Cl A	398,700	$775,496
Shanghai Aiko Solar Energy, Cl A	146,120	361,986
Tuya ADR *	302,953	696,792
Xinyi Solar Holdings	4,831,588	2,821,528
		13,260,371
Materials — 0.3%
Shenzhen Dynanonic, Cl A	22,140	189,760

Real Estate — 0.9%
Guangzhou R&F Properties, Cl H *	2,249,600	328,428
SOHO China *	2,808,000	269,704
		598,132
Utilities — 10.0%
Beijing Enterprises Water Group	5,352,500	1,192,712
CECEP Solar Energy, Cl A	312,400	244,810
CECEP Wind-Power, Cl A	517,500	218,029
China Datang Renewable Power, Cl H	3,165,000	729,585
China Longyuan Power Group, Cl H	3,803,800	2,883,825
China Three Gorges Renewables Group, Cl A	2,287,700	1,403,990
		6,672,951
TOTAL CHINA		65,144,870

HONG KONG — 2.6%
Industrials — 0.2%
China High Speed Transmission Equipment Group *	653,000	136,311

Real Estate — 0.8%
Yuexiu Real Estate Investment Trust †	3,259,000	525,877

Utilities — 1.6%
Canvest Environmental Protection Group	649,000	310,015
Concord New Energy Group	9,250,000	758,144
		1,068,159
TOTAL HONG KONG		1,730,347

TOTAL COMMON STOCK (Cost $86,600,771)		66,875,217

TOTAL INVESTMENTS — 100.0% (Cost $86,600,771)		66,875,217
OTHER ASSETS LESS LIABILITIES – 0.0%		29,370
NET ASSETS - 100%		$66,904,587

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI China Clean Technology Index ETF (concluded)

†	Real Estate Investment Trust

See “Glossary” for abbreviations.

KRS-QH-008-1300

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 91.4% ‡
AUSTRALIA — 8.6%
Materials — 8.6%
Arcadium Lithium *	302,047	$2,310,406
IGO	386,593	2,387,321
Lynas Rare Earths *	478,264	2,336,625
Mineral Resources	30,695	1,466,135
Pilbara Minerals (A)	1,402,445	3,779,995
TOTAL AUSTRALIA		12,280,482

BELGIUM — 2.0%
Materials — 2.0%
Umicore	103,650	2,850,988
TOTAL BELGIUM		2,850,988

CANADA — 2.9%
Industrials — 2.5%
Magna International	59,909	3,557,011

Materials — 0.4%
Lithium Americas * (A)	81,045	522,435

TOTAL CANADA		4,079,446

CHINA — 31.5%
Consumer Discretionary — 17.8%
BAIC BluePark New Energy Technology, Cl A *	803,900	692,063
BYD, Cl A	162,200	4,510,238
Geely Automobile Holdings	2,698,000	2,968,005
Guangzhou Automobile Group, Cl H	1,436,000	667,561
Li Auto, Cl A *	253,900	4,783,051
NIO ADR * (A)	434,280	3,938,920
Seres Group, Cl A *	215,300	2,304,000
Shenzhen Kedali Industry, Cl A	38,736	459,462
XPeng, Cl A * (A)	367,200	2,666,339
Yadea Group Holdings	570,000	1,001,517
Zhejiang Leapmotor Technology * (A)	305,500	1,396,719
		25,387,875
Industrials — 6.6%
Beijing Easpring Material Technology, Cl A	73,800	395,916
China Baoan Group, Cl A	374,407	617,299
Contemporary Amperex Technology, Cl A	211,220	4,842,824
Eve Energy, Cl A	296,860	1,759,331
Gotion High-tech, Cl A *	257,989	778,974
Guangzhou Great Power Energy & Technology, Cl A	72,800	289,233
Hunan Yuneng New Energy Battery Material, Cl A	69,034	329,144

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Qingdao TGOOD Electric, Cl A	152,400	$430,194
		9,442,915
Materials — 7.1%
Chengxin Lithium Group, Cl A	133,300	425,887
CMOC Group, Cl A	2,575,200	1,880,606
CNGR Advanced Material, Cl A	97,050	669,616
Ganfeng Lithium Group, Cl A	235,158	1,413,470
GEM, Cl A	746,340	572,285
Guangzhou Tinci Materials Technology, Cl A	279,494	984,427
Ningbo Shanshan, Cl A	328,000	627,385
Shanghai Putailai New Energy Technology, Cl A	293,300	862,114
Shenzhen Senior Technology Material, Cl A	186,900	404,741
Tianqi Lithium, Cl H (A)	52,200	288,457
Xiamen Tungsten, Cl A	205,351	495,454
Youngy, Cl A	37,400	284,731
Zhejiang Huayou Cobalt, Cl A	248,863	1,150,895
		10,060,068
TOTAL CHINA		44,890,858

GERMANY — 3.5%
Consumer Discretionary — 2.5%
Mercedes-Benz Group	20,543	1,419,443
Vitesco Technologies Group *	8,709	752,318
Volkswagen	10,153	1,328,483
		3,500,244
Information Technology — 1.0%
Infineon Technologies	35,392	1,477,827

TOTAL GERMANY		4,978,071

JAPAN — 7.2%
Consumer Discretionary — 3.4%
Panasonic Holdings	483,800	4,792,359

Industrials — 3.8%
Nidec	134,200	5,421,116

TOTAL JAPAN		10,213,475

NETHERLANDS — 0.5%
Industrials — 0.5%
Alfen Beheer BV * (A)	11,200	745,792
TOTAL NETHERLANDS		745,792

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SOUTH KOREA — 13.7%
Industrials — 9.4%
Ecopro	18,517	$4,140,769
L&F	13,177	2,087,202
LG Energy Solution *	9,942	3,300,105
POSCO Future M	13,947	3,887,703
		13,415,779
Information Technology — 3.9%
Samsung SDI *	14,982	5,490,725

Materials — 0.4%
SK IE Technology *	10,286	630,146

TOTAL SOUTH KOREA		19,536,650

SWEDEN — 0.5%
Consumer Discretionary — 0.5%
Volvo Car, Cl B *	247,315	799,037
TOTAL SWEDEN		799,037

UNITED STATES — 21.0%
Consumer Discretionary — 13.6%
Aptiv *	63,617	5,707,717
Fisker * (A)	106,810	186,918
Ford Motor	126,495	1,541,974
Lucid Group * (A)	421,367	1,773,955
Rivian Automotive, Cl A *	203,250	4,768,245
Tesla *	22,167	5,508,056
		19,486,865
Industrials — 1.5%
ChargePoint Holdings * (A)	168,870	395,156
Nikola *	389,083	340,370
Plug Power * (A)	305,976	1,376,892
		2,112,418
Information Technology — 1.1%
SolarEdge Technologies *	16,512	1,545,523

Materials — 4.8%
Albemarle	25,636	3,703,889
Livent *	91,921	1,652,739

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
MP Materials *	73,582	$1,460,603
		6,817,231
TOTAL UNITED STATES		29,962,037

TOTAL COMMON STOCK (Cost $176,269,685)		130,336,836

PREFERRED STOCK — 4.8%
CHILE— 2.7%
Industrials — 2.7%
Sociedad Quimica y Minera de Chile (B)	62,976	3,796,797

GERMANY— 2.1%
Consumer Discretionary — 2.1%
Dr Ing hc F Porsche (B)	33,824	2,985,372

TOTAL PREFERRED STOCK (Cost $8,423,308)		6,782,169

SHORT-TERM INVESTMENT — 11.4%
Invesco Government & Agency Portfolio, Cl Institutional, 5.230% (C) (D)	16,256,613	16,256,613
TOTAL SHORT-TERM INVESTMENT (Cost $16,256,613)		16,256,613

TOTAL INVESTMENTS — 107.6% (Cost $200,949,606)		153,375,618
OTHER ASSETS LESS LIABILITIES – (7.6)%		(10,831,545)
NET ASSETS - 100%		$142,544,073

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2023.
(B)	Currently, no stated interest rate.
(C)	The rate shown is the 7-day effective yield as of December 31, 2023.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2023 was $16,256,613.

See “Glossary” for abbreviations.

KRS-QH-009-1200

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 97.0% ‡
CHINA — 93.0%
Health Care — 93.0%
3SBio	493,500	$475,264
Aier Eye Hospital Group, Cl A	719,014	1,597,450
Akeso *	135,000	802,198
Apeloa Pharmaceutical, Cl A	92,992	200,987
Asymchem Laboratories Tianjin, Cl A	27,124	442,255
Autobio Diagnostics, Cl A	45,630	365,330
BeiGene *	183,218	2,583,361
Beijing Tiantan Biological Products, Cl A	125,942	547,234
Beijing Tongrentang, Cl A	107,290	809,127
Beijing Wantai Biological Pharmacy Enterprise, Cl A	65,022	686,052
Betta Pharmaceuticals, Cl A	33,263	240,809
BGI Genomics, Cl A	32,827	221,287
Bloomage Biotechnology, Cl A	38,362	360,583
Changchun High & New Technology Industry Group, Cl A	31,508	645,152
China Medical System Holdings	357,000	632,753
China Meheco, Cl A	117,400	184,164
China National Medicines, Cl A	59,155	237,763
China Resources Pharmaceutical Group	415,500	272,972
China Resources Sanjiu Medical & Pharmaceutical, Cl A	74,690	521,632
China Traditional Chinese Medicine Holdings	798,000	401,629
Chongqing Taiji Industry Group, Cl A *	43,000	280,563
Chongqing Zhifei Biological Products, Cl A	185,672	1,593,463
CSPC Innovation Pharmaceutical, Cl A	92,400	475,197
CSPC Pharmaceutical Group	2,346,889	2,182,020
Dong-E-E-Jiao, Cl A	50,140	347,289
Genscript Biotech *	310,000	788,443
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	110,240	442,781
Guangzhou Kingmed Diagnostics Group, Cl A	36,799	323,359
Hangzhou Tigermed Consulting, Cl A	29,650	228,894
Hansoh Pharmaceutical Group	322,000	649,893
Huadong Medicine, Cl A	135,841	790,940
Hualan Biological Engineering, Cl A	140,847	437,736
Hubei Jumpcan Pharmaceutical, Cl A	70,900	312,949
Humanwell Healthcare Group, Cl A	125,200	437,108
Hygeia Healthcare Holdings	93,000	420,424
Imeik Technology Development, Cl A	16,800	694,428
Innovent Biologics *	325,000	1,779,300
iRay Technology, Cl A	7,361	336,223
Jiangsu Hengrui Pharmaceuticals, Cl A	493,028	3,131,710
Jiangsu Nhwa Pharmaceutical, Cl A	75,600	287,935
Jiangsu Yuyue Medical Equipment & Supply, Cl A	78,710	382,242
Joincare Pharmaceutical Group Industry, Cl A	150,545	262,797
Jointown Pharmaceutical Group, Cl A	302,575	297,876

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI All China Health Care Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Lepu Medical Technology Beijing, Cl A	148,000	$335,882
Livzon Pharmaceutical Group, Cl A	49,059	241,209
Meinian Onehealth Healthcare Holdings, Cl A *	305,183	257,584
MGI Tech, Cl A	32,208	389,087
Microport Scientific *	217,700	234,747
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	125,084	263,497
Ovctek China, Cl A	71,093	225,442
Pharmaron Beijing, Cl A	116,475	474,040
Shandong Buchang Pharmaceuticals, Cl A	86,583	206,833
Shandong Weigao Group Medical Polymer, Cl H	653,200	636,591
Shanghai Fosun Pharmaceutical Group, Cl A	169,529	595,920
Shanghai Fosun Pharmaceutical Group, Cl H	130,500	284,112
Shanghai Junshi Biosciences, Cl A *	60,663	356,365
Shanghai Pharmaceuticals Holding, Cl A	222,994	523,929
Shanghai Pharmaceuticals Holding, Cl H	194,500	284,456
Shanghai RAAS Blood Products, Cl A	521,434	585,832
Shanghai United Imaging Healthcare, Cl A	64,524	1,241,529
Shenzhen Kangtai Biological Products, Cl A	88,677	338,114
Shenzhen Mindray Bio-Medical Electronics, Cl A	95,855	3,911,954
Shenzhen New Industries Biomedical Engineering, Cl A	59,400	652,344
Shenzhen Salubris Pharmaceuticals, Cl A	86,765	397,964
Shijiazhuang Yiling Pharmaceutical, Cl A	130,650	423,292
Sichuan Kelun Pharmaceutical, Cl A	115,415	470,860
Sinopharm Group, Cl H	353,200	925,004
Tonghua Dongbao Pharmaceutical, Cl A	156,791	238,470
Topchoice Medical, Cl A *	25,441	273,146
Walvax Biotechnology, Cl A	129,600	427,899
WuXi AppTec, Cl A (A)	201,120	2,055,092
WuXi AppTec, Cl H	97,184	988,822
Wuxi Biologics Cayman *	996,135	3,776,065
Yunnan Baiyao Group, Cl A	140,823	972,032
Zai Lab *	243,400	670,176
Zhangzhou Pientzehuang Pharmaceutical, Cl A	47,634	1,618,817
Zhejiang Huahai Pharmaceutical, Cl A	117,572	242,224
Zhejiang Jiuzhou Pharmaceutical, Cl A	70,000	238,000
Zhejiang NHU, Cl A	240,630	573,137
TOTAL CHINA		55,442,039

HONG KONG — 2.1%
Health Care — 2.1%
Sino Biopharmaceutical	2,842,750	1,263,274
TOTAL HONG KONG		1,263,274

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI All China Health Care Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
UNITED STATES — 1.9%
Health Care — 1.9%
Legend Biotech ADR *	19,058	$1,146,720
TOTAL UNITED STATES		1,146,720

TOTAL COMMON STOCK (Cost $67,235,393)		57,852,033

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡ * (B)	109,673	—
TOTAL CHINA		—
TOTAL RIGHTS (Cost $–)		—

	Shares
SHORT-TERM INVESTMENT — 1.6%
Invesco Government & Agency Portfolio, Cl Institutional, 5.230% (C) (D)	939,253	939,253
TOTAL SHORT-TERM INVESTMENT (Cost $939,253)		939,253

TOTAL INVESTMENTS — 98.6% (Cost $68,174,646)		58,791,286
OTHER ASSETS LESS LIABILITIES – 1.4%		821,665
NET ASSETS - 100%		$59,612,951

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2023.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	The rate shown is the 7-day effective yield as of December 31, 2023.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2023 was $939,253.
‡‡	Expiration date not available.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-010-1200

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Asia Pacific High Income Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 94.3%
AUSTRALIA — 3.3%
Financials — 3.3%
Macquarie Bank
6.125%, USSW5 + 3.703% (A) (B)	$250,000	$232,263
QBE Insurance Group, MTN
5.250%, H15T5Y + 3.047% (A) (B)	250,000	238,042
		470,305
TOTAL AUSTRALIA		470,305

CHINA — 23.1%
Consumer Discretionary — 2.6%
Fortune Star BVI
6.850%, 07/02/2024	200,000	192,200
5.000%, 05/18/2026	250,000	180,562
		372,762
Financials — 6.4%
Huarong Finance 2017, MTN
4.250%, 11/07/2027	200,000	182,054
Huarong Finance 2019, MTN
4.250%, (A) (B)	400,000	371,296
ZhongAn Online P&C Insurance
3.125%, 07/16/2025	400,000	368,394
		921,744
Materials — 1.7%
China Hongqiao Group
6.250%, 06/08/2024	250,000	247,700

Real Estate — 10.6%
Fuqing Investment Management, MTN
3.250%, 06/23/2025	200,000	160,067
Greentown China Holdings
5.650%, 07/13/2025	200,000	169,494
4.700%, 04/29/2025	200,000	173,434
Pingan Real Estate Capital, MTN
2.750%, 07/29/2024	250,000	234,568
RKPF Overseas 2019 A
6.700%, 09/30/2024	400,000	312,400
Shui On Development Holding
5.500%, 03/03/2025	200,000	113,049
Vanke Real Estate Hong Kong, MTN
4.200%, 06/07/2024	200,000	186,100
Yanlord Land HK
6.800%, 02/27/2024	200,000	190,100
		1,539,212

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Asia Pacific High Income Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Utilities — 1.8%
China Oil & Gas Group
4.700%, 06/30/2026	$300,000	$260,957

TOTAL CHINA		3,342,375

HONG KONG — 9.6%
Consumer Discretionary — 5.5%
Li & Fung, MTN
5.000%, 08/18/2025	250,000	238,735
Melco Resorts Finance
5.750%, 07/21/2028	200,000	183,472
5.625%, 07/17/2027	200,000	185,499
5.250%, 04/26/2026	200,000	192,500
		800,206
Financials — 1.3%
PCGI Intermediate, MTN
4.750%, 10/28/2024	200,000	190,100

Industrials — 2.8%
Celestial Miles
5.750%, (A) (B)	400,000	398,600

TOTAL HONG KONG		1,388,906

INDIA — 21.5%
Communication Services — 1.4%
Network i2i
5.650%, H15T5Y + 4.274% (A) (B)	200,000	197,086

Energy — 7.4%
Greenko Power II
4.300%, 12/13/2028	180,000	162,045
Greenko Solar Mauritius
5.550%, 01/29/2025	400,000	389,840
India Clean Energy Holdings, MTN
4.500%, 04/18/2027	400,000	350,085
India Cleantech Energy
4.700%, 08/10/2026	176,800	160,446
		1,062,416
Financials — 3.2%
Axis Bank, MTN
4.100%, H15T5Y + 3.315% (A) (B)	200,000	182,067
Shriram Finance, MTN
4.150%, 07/18/2025	300,000	287,250
		469,317
Industrials — 6.8%
GMR Hyderabad International Airport
4.250%, 10/27/2027	200,000	182,600

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Asia Pacific High Income Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Industrials (continued)
India Airport Infrastructure
6.250%, 10/25/2025	$250,000	$245,515
JSW Steel
3.950%, 04/05/2027	200,000	184,714
Magnum Holdings
5.375%, 10/31/2026	400,000	372,000
		984,829
Materials — 2.7%
Periama Holdings
5.950%, 04/19/2026	400,000	393,456

TOTAL INDIA		3,107,104

INDONESIA — 6.6%
Financials — 2.5%
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466% (A) (B)	400,000	351,413

Materials — 4.1%
Bukit Makmur Mandiri Utama
7.750%, 02/10/2026	200,000	188,760
Nickel Industries
11.250%, 10/21/2028	200,000	209,000
6.500%, 04/01/2024	200,000	198,300
		596,060
TOTAL INDONESIA		947,473

MACAU — 12.7%
Consumer Discretionary — 12.7%
Champion Path Holdings
4.500%, 01/27/2026	200,000	185,977
MGM China Holdings
5.875%, 05/15/2026	200,000	195,478
5.250%, 06/18/2025	200,000	196,250
4.750%, 02/01/2027	200,000	190,250
Studio City Finance
6.500%, 01/15/2028	200,000	184,750
Wynn Macau
5.625%, 08/26/2028	200,000	185,332
5.500%, 10/01/2027	200,000	188,805
5.500%, 01/15/2026	250,000	243,969
5.125%, 12/15/2029	300,000	266,470
		1,837,281
TOTAL MACAU		1,837,281

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Asia Pacific High Income Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
PHILIPPINES — 6.9%
Communication Services — 1.3%
Globe Telecom
4.200%, (A) (B)	$200,000	$188,186

Consumer Discretionary — 1.3%
Jollibee Worldwide Pte
3.900%, (A) (B)	200,000	194,500

Consumer Staples — 1.4%
Royal Capital BV
5.000%, (A) (B)	200,000	195,000

Energy — 1.6%
SMC Global Power Holdings
6.500%, (A) (B)	250,000	236,203

Financials — 1.3%
Rizal Commercial Banking
6.500%, H15T5Y + 6.236% (A) (B)	200,000	187,593

TOTAL PHILIPPINES		1,001,482

THAILAND — 7.7%
Financials — 7.7%
Bangkok Bank, MTN
5.000%, H15T5Y + 4.729% (A) (B)	200,000	191,108
Kasikornbank, MTN
4.000%, H15T5Y + 3.337% (A) (B)	400,000	355,967
Krung Thai Bank
4.400%, H15T5Y + 3.530% (A) (B)	400,000	370,600
TMBThanachart Bank, MTN
4.900%, H15T5Y + 3.256% (A) (B)	200,000	194,924
		1,112,599
TOTAL THAILAND		1,112,599

UNITED KINGDOM — 1.4%
Financials — 1.4%
Standard Chartered
7.750%, H15T5Y + 4.976% (A) (B)	200,000	204,242

VIETNAM — 1.5%
Utilities — 1.5%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029	230,573	213,563

TOTAL CORPORATE OBLIGATIONS (Cost $13,901,618)		13,625,330

TOTAL INVESTMENTS — 94.3% (Cost $13,901,618)		13,625,330
OTHER ASSETS LESS LIABILITIES – 5.7%		820,546
NET ASSETS - 100%		$14,445,876

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Asia Pacific High Income Bond ETF (concluded)

(A)	Perpetual security with no stated maturity date.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

See “Glossary” for abbreviations.

KRS-QH-012-1200

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 95.8% ‡
AUSTRALIA — 0.2%
Materials — 0.2%
Anglogold Ashanti	6,111	$118,096
TOTAL AUSTRALIA		118,096

BRAZIL — 6.0%
Communication Services — 0.1%
Telefonica Brasil	7,500	82,510

Consumer Discretionary — 0.2%
Lojas Renner	13,125	47,068
Magazine Luiza *	81,800	36,374
		83,442
Consumer Staples — 0.6%
Ambev	70,200	198,420
Raia Drogasil	19,168	116,012
		314,432
Energy — 1.0%
Petroleo Brasileiro	58,300	467,831
Ultrapar Participacoes	17,000	92,776
		560,607
Financials — 1.2%
B3 - Brasil Bolsa Balcao	77,700	232,735
Banco Bradesco	37,188	116,978
Banco do Brasil	17,000	193,847
Banco Santander Brasil	5,700	37,901
BB Seguridade Participacoes	9,400	65,116
		646,577
Industrials — 0.8%
CCR	15,000	43,787
Localiza Rent a Car	10,820	141,665
Rumo	15,000	70,868
WEG	22,500	170,964
		427,284
Materials — 1.8%
Klabin	9,400	42,998
Suzano	11,100	127,119
Vale	49,100	780,328
		950,445
Utilities — 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	3,800	58,960

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Equatorial Energia	16,800	$123,538
		182,498
TOTAL BRAZIL		3,247,795

CHILE — 0.7%
Consumer Discretionary — 0.0%
Falabella *	9,584	24,144

Energy — 0.1%
Empresas Copec	4,984	36,583

Financials — 0.3%
Banco de Chile	848,290	100,528
Banco de Credito e Inversiones	828	22,619
Banco Santander Chile	845,703	41,642
		164,789
Materials — 0.1%
Empresas CMPC	16,173	31,484

Utilities — 0.2%
Enel Americas *	364,876	40,737
Enel Chile	915,040	59,715
		100,452
TOTAL CHILE		357,452

COLOMBIA — 0.2%
Financials — 0.2%
Bancolombia	9,393	80,498
TOTAL COLOMBIA		80,498

CZECH REPUBLIC — 0.2%
Financials — 0.0%
Komercni Banka	924	29,953

Utilities — 0.2%
CEZ	1,966	84,315

TOTAL CZECH REPUBLIC		114,268

EGYPT — 0.1%
Financials — 0.1%
Commercial International Bank Egypt SAE	33,668	79,410
TOTAL EGYPT		79,410

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
GREECE — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	2,950	$42,038
TOTAL GREECE		42,038

HUNGARY — 0.4%
Energy — 0.1%
MOL Hungarian Oil & Gas	4,593	37,513

Financials — 0.2%
OTP Bank Nyrt	2,816	128,590

Health Care — 0.1%
Richter Gedeon Nyrt	2,270	57,405

TOTAL HUNGARY		223,508

INDIA — 20.2%
Communication Services — 1.0%
Bharti Airtel	41,706	517,330

Consumer Discretionary — 1.9%
Bajaj Auto	1,044	85,278
Eicher Motors	1,669	83,105
Mahindra & Mahindra	11,822	245,692
Maruti Suzuki India	1,917	237,336
Tata Motors	23,173	217,197
Titan	3,962	174,997
		1,043,605
Consumer Staples — 2.1%
Dabur India	21,489	143,891
Godrej Consumer Products	11,667	158,600
Hindustan Unilever	11,561	370,106
ITC	55,602	308,767
Nestle India	516	164,822
		1,146,186
Energy — 0.6%
Bharat Petroleum	9,657	52,298
Indian Oil	77,334	120,675
Oil & Natural Gas	56,510	139,248
		312,221
Financials — 6.1%
Axis Bank	35,222	466,572
Bajaj Finance	3,223	283,815
Bajaj Finserv	4,928	99,835

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
HDFC Bank	41,133	$844,891
HDFC Life Insurance	12,820	99,631
ICICI Bank	59,389	711,266
Jio Financial Services *	27,959	78,269
Kotak Mahindra Bank	21,976	503,912
State Bank of India	27,786	214,388
		3,302,579
Health Care — 0.9%
Aurobindo Pharma	3,337	43,470
Cipla	7,564	113,287
Dr Reddy’s Laboratories	1,452	101,168
Sun Pharmaceutical Industries	13,878	210,045
		467,970
Industrials — 0.7%
Larsen & Toubro	9,199	389,787

Information Technology — 4.2%
HCL Technologies	16,684	293,947
Infosys ADR	58,563	1,076,388
Tata Consultancy Services	13,878	632,646
Tech Mahindra	9,578	146,483
Wipro	23,160	131,172
		2,280,636
Materials — 1.8%
Asian Paints	6,212	253,993
Grasim Industries	4,189	107,466
Hindalco Industries	25,859	191,067
JSW Steel	10,967	116,011
UltraTech Cement	1,489	187,938
UPL	6,901	48,701
Vedanta	16,838	52,317
		957,493
Utilities — 0.9%
GAIL India	38,937	75,849
NTPC	62,140	232,352
Power Grid Corp of India	52,726	150,295
		458,496
TOTAL INDIA		10,876,303

INDONESIA — 3.2%
Communication Services — 0.4%
Telkom Indonesia Persero	851,700	218,498

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples — 0.1%
Charoen Pokphand Indonesia	116,500	$38,021
Unilever Indonesia	120,300	27,581
		65,602
Energy — 0.2%
Adaro Energy Indonesia	427,600	66,096
United Tractors	26,900	39,528
		105,624
Financials — 2.2%
Bank Central Asia	804,900	491,399
Bank Mandiri Persero	665,700	261,576
Bank Negara Indonesia Persero	248,000	86,575
Bank Rakyat Indonesia Persero	925,100	343,976
		1,183,526
Industrials — 0.3%
Astra International	369,600	135,626

TOTAL INDONESIA		1,708,876

MALAYSIA — 2.1%
Communication Services — 0.2%
CelcomDigi Bhd	55,200	49,014
Maxis	55,200	46,250
		95,264
Consumer Discretionary — 0.1%
Genting	36,200	36,397

Consumer Staples — 0.1%
Sime Darby Plantation	41,900	40,669

Financials — 1.2%
CIMB Group Holdings	152,155	193,712
Hong Leong Bank	9,700	39,898
Malayan Banking	103,416	200,080
Public Bank	239,800	223,883
		657,573
Health Care — 0.1%
IHH Healthcare	36,200	47,505

Materials — 0.1%
Petronas Chemicals Group	55,200	86,013

Utilities — 0.3%
Petronas Gas	9,400	35,595

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Tenaga Nasional	68,400	$149,453
		185,048
TOTAL MALAYSIA		1,148,469

MEXICO — 4.9%
Communication Services — 0.7%
America Movil	421,600	391,862

Consumer Staples — 1.6%
Fomento Economico Mexicano	30,600	399,338
Grupo Bimbo, Ser A	20,600	104,554
Wal-Mart de Mexico	79,400	335,567
		839,459
Financials — 0.9%
Grupo Financiero Banorte, Cl O	41,900	422,501
Grupo Financiero Inbursa, Cl O	28,100	77,507
		500,008
Industrials — 0.5%
Grupo Aeroportuario del Pacifico, Cl B	7,620	133,384
Grupo Aeroportuario del Sureste, Cl B	4,845	142,325
		275,709
Materials — 1.0%
Cemex *	231,600	180,800
Grupo Mexico	41,900	233,024
Southern Copper	1,316	113,268
		527,092
Real Estate — 0.2%
Fibra Uno Administracion †	52,200	94,231

TOTAL MEXICO		2,628,361

PERU — 0.6%
Financials — 0.3%
Credicorp	1,226	183,814

Materials — 0.3%
Cia de Minas Buenaventura SAA ADR	10,522	160,356

TOTAL PERU		344,170

PHILIPPINES — 1.1%
Financials — 0.2%
BDO Unibank	46,664	109,971

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 0.4%
Ayala	5,520	$67,885
JG Summit	69,335	47,768
SM Investments	5,520	86,924
		202,577
Real Estate — 0.5%
Ayala Land	190,100	118,265
SM Prime	259,500	154,177
		272,442
TOTAL PHILIPPINES		584,990

POLAND — 1.7%
Communication Services — 0.1%
CD Projekt	1,119	32,726

Consumer Discretionary — 0.3%
LPP	47	193,510

Energy — 0.2%
ORLEN	5,186	86,384

Financials — 1.0%
Bank Polska Kasa Opieki	3,061	118,361
Powszechna Kasa Oszczednosci Bank Polski *	15,293	195,701
Powszechny Zaklad Ubezpieczen	11,109	133,542
Santander Bank Polska	593	73,864
		521,468
Materials — 0.1%
KGHM Polska Miedz	2,134	66,588

TOTAL POLAND		900,676

QATAR — 1.2%
Financials — 1.0%
Masraf Al Rayan	72,430	51,562
Qatar Islamic Bank	21,239	121,916
Qatar National Bank	75,297	331,919
		505,397
Industrials — 0.2%
Industries Qatar	33,778	119,675

TOTAL QATAR		625,072

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
ROMANIA — 0.2%
Real Estate — 0.2%
NEPI Rockcastle	17,319	$119,687
TOTAL ROMANIA		119,687

RUSSIA — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR (A) (B)	3,839	—

Consumer Discretionary — 0.0%
X5 Retail Group GDR * (A) (B)	915	—

Energy — 0.0%
Gazprom PJSC * (A) (B)	89,700	—
LUKOIL PJSC (A) (B)	3,729	—
Novatek PJSC GDR * (A) (B)	756	—
Rosneft Oil PJSC (A) (B)	10,270	—
Tatneft PJSC (A) (B)	16,537	—
		—
Financials — 0.0%
Sberbank of Russia PJSC (A) (B)	99,330	—

Materials — 0.0%
Alrosa PJSC (A) (B)	18,910	—
MMC Norilsk Nickel PJSC (A) (B)	670	—
Novolipetsk Steel PJSC * (A) (B)	8,860	—
Severstal PAO * (A) (B)	1,512	—
		—
TOTAL RUSSIA		—

SOUTH AFRICA — 5.7%
Communication Services — 0.4%
MTN Group	25,954	163,920
Vodacom Group	13,625	78,975
		242,895
Consumer Discretionary — 1.5%
Absa Group	11,118	99,529
Naspers, Cl N	3,548	606,870
Woolworths Holdings	28,601	112,918
		819,317
Consumer Staples — 0.6%
Bid	5,186	120,990
Clicks Group	3,112	55,427

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
Shoprite Holdings	9,900	$148,899
		325,316
Energy — 0.2%
Exxaro Resources	8,267	92,437

Financials — 2.1%
Capitec Bank	1,607	178,065
Discovery	11,052	86,833
FirstRand	69,269	278,439
Nedbank Group	7,008	82,867
Old Mutual	132,372	94,533
Remgro	13,513	120,060
Sanlam	22,525	89,669
Standard Bank Group	20,393	232,059
		1,162,525
Industrials — 0.3%
Bidvest Group	4,152	57,280
Sasol	8,611	87,247
		144,527
Materials — 0.6%
Anglo American Platinum	1,085	57,194
Gold Fields	16,498	250,598
		307,792
TOTAL SOUTH AFRICA		3,094,809

SOUTH KOREA — 17.8%
Communication Services — 1.0%
Kakao	3,963	167,087
NAVER	1,945	338,287
NCSoft	286	53,407
		558,781
Consumer Discretionary — 2.1%
Coway	668	29,668
Hyundai Mobis	1,063	195,614
Hyundai Motor	2,322	366,897
Kangwon Land	1,500	18,635
Kia	4,626	359,189
LG Electronics *	1,763	139,354
		1,109,357
Consumer Staples — 0.6%
Amorepacific	650	73,181
KT&G	2,605	175,770

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
LG H&H	155	$42,725
		291,676
Energy — 0.4%
HD Hyundai	1,624	79,819
SK Innovation *	1,005	109,482
S-Oil	574	31,020
		220,321
Financials — 1.9%
DB Insurance	630	40,943
Hana Financial Group	5,559	187,329
Industrial Bank of Korea	3,230	29,744
KB Financial Group	6,636	278,754
Samsung Fire & Marine Insurance	840	171,535
Samsung Life Insurance *	874	46,893
Shinhan Financial Group	7,092	221,092
Woori Financial Group	6,053	61,099
		1,037,389
Health Care — 0.3%
Samsung Biologics *	271	159,919

Industrials — 1.7%
Hyundai Engineering & Construction	1,005	27,234
Hyundai Glovis	1,092	162,371
Korea Aerospace Industries	2,816	109,325
Korea Shipbuilding & Offshore Engineering *	480	45,059
LG	2,019	134,663
Samsung C&T	1,801	181,093
Samsung Heavy Industries *	17,437	104,928
SK Holdings	724	100,064
SK Square *	1,338	54,653
		919,390
Information Technology — 8.0%
LG Display *	2,740	27,104
Samsung Electro-Mechanics	1,236	147,027
Samsung Electronics	49,846	3,038,210
Samsung SDI *	836	306,384
Samsung SDS	436	57,551
SK Hynix	6,845	752,052
		4,328,328
Materials — 1.6%
Hyundai Steel	1,005	28,483
Korea Zinc	98	37,894

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
LG Chemical	743	$287,877
Lotte Chemical	229	27,240
POSCO Holdings	1,264	490,231
		871,725
Utilities — 0.2%
Korea Electric Power *	7,862	115,375

TOTAL SOUTH KOREA		9,612,261

TAIWAN — 25.1%
Communication Services — 1.1%
Chunghwa Telecom	75,000	293,250
Far EasTone Telecommunications	55,000	143,008
Taiwan Mobile	55,000	176,700
		612,958
Consumer Staples — 0.6%
President Chain Store	19,000	166,843
Uni-President Enterprises	75,000	182,060
		348,903
Energy — 0.1%
Formosa Petrochemical	19,000	49,960

Financials — 5.7%
Cathay Financial Holding	112,000	166,957
Chailease Holding	37,615	236,546
Chang Hwa Commercial Bank	289,150	168,645
China Development Financial Holding *	342,000	139,851
CTBC Financial Holding	278,000	256,799
E.Sun Financial Holding	238,397	200,409
First Financial Holding	238,605	213,023
Fubon Financial Holding	134,827	284,674
Hua Nan Financial Holdings	192,567	140,235
Mega Financial Holding	155,414	198,505
Shanghai Commercial & Savings Bank	117,000	178,414
Shin Kong Financial Holding *	566,000	163,213
SinoPac Financial Holdings	133,211	85,507
Taishin Financial Holding	418,300	246,696
Taiwan Cooperative Financial Holding	213,114	185,404
Yuanta Financial Holding	229,285	206,197
		3,071,075
Industrials — 0.3%
Far Eastern New Century	168,000	170,789

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology — 15.5%
ASE Technology Holding	59,000	$259,527
Asustek Computer	19,000	303,042
AUO	151,600	89,654
Catcher Technology	19,000	120,102
Delta Electronics	38,000	388,166
Hon Hai Precision Industry	168,000	572,034
Innolux	195,001	90,859
Lite-On Technology	75,000	285,919
MediaTek	19,000	628,370
Novatek Microelectronics	19,000	320,066
Pegatron	58,000	164,983
Quanta Computer	57,000	416,953
Taiwan Semiconductor Manufacturing	230,000	4,444,046
United Microelectronics	150,000	257,083
		8,340,804
Materials — 1.8%
Asia Cement	75,000	101,293
China Steel	248,000	218,178
Formosa Chemicals & Fibre	57,000	115,707
Formosa Plastics	75,000	193,545
Nan Ya Plastics	94,000	203,679
Taiwan Cement	111,404	126,503
		958,905
TOTAL TAIWAN		13,553,394

THAILAND — 2.1%
Communication Services — 0.2%
Advanced Info Service	18,100	115,072
		115,072
Consumer Staples — 0.3%
CP ALL	92,000	150,941
		150,941
Energy — 0.6%
PTT	195,800	205,078
PTT Exploration & Production	26,800	117,384
		322,462
Health Care — 0.3%
Bangkok Dusit Medical Services, Cl F	172,500	140,244
		140,244

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 0.3%
Airports of Thailand	83,800	$146,695
		146,695
Materials — 0.3%
Indorama Ventures	57,000	45,507
PTT Global Chemical	46,300	52,225
Siam Cement	9,600	86,064
		183,796
Real Estate — 0.1%
Central Pattana	26,800	54,962
		54,962
TOTAL THAILAND		1,114,172

TURKEY — 0.7%
Consumer Staples — 0.3%
BIM Birlesik Magazalar	12,951	131,883

Energy — 0.2%
Turkiye Petrol Rafinerileri	25,928	125,540

Financials — 0.2%
Akbank	92,656	114,573

TOTAL TURKEY		371,996

UNITED ARAB EMIRATES — 1.2%
Communication Services — 0.4%
Emirates Telecommunications Group PJSC	40,529	216,728

Financials — 0.6%
Abu Dhabi Commercial Bank PJSC	41,131	102,807
First Abu Dhabi Bank PJSC	60,622	230,421
		333,228
Real Estate — 0.2%
Emaar Properties PJSC	45,408	97,919

TOTAL UNITED ARAB EMIRATES		647,875

UNITED STATES — 0.1%
Consumer Staples — 0.1%
JBS	11,200	57,434
TOTAL UNITED STATES		57,434

TOTAL COMMON STOCK (Cost $49,790,833)		51,651,610

Schedule of Investments (Unaudited) December 31, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (concluded)

	Shares	Value
PREFERRED STOCK — 4.0%
BRAZIL— 2.7%
Energy — 0.9%
Petroleo Brasileiro (C)	62,700	$480,679

Financials — 1.6%
Banco Bradesco (C)	84,371	296,834
Itau Unibanco Holding (C)	60,400	422,387
Itausa (C)	79,676	170,093
		889,314
Materials — 0.1%
Gerdau (C)	13,475	65,910

Utilities — 0.1%
Cia Energetica de Minas Gerais (C)	15,523	36,686

TOTAL BRAZIL		1,472,589

CHILE— 0.3%
Industrials — 0.3%
Sociedad Quimica y Minera de Chile (C)	2,347	141,500

COLOMBIA— 0.1%
Financials — 0.1%
Bancolombia (C)	5,694	43,976

RUSSIA— 0.0%
Energy — 0.0%
Surgutneftegas PJSC (A) (B) (C)	50,900	—

SOUTH KOREA— 0.9%
Information Technology — 0.9%
Samsung Electronics (C)	10,176	492,247

TOTAL PREFERRED STOCK (Cost $1,910,363)		2,150,312

TOTAL INVESTMENTS — 99.8% (Cost $51,701,196)		53,801,922
OTHER ASSETS LESS LIABILITIES – 0.2%		102,931
NET ASSETS - 100%		$53,904,853

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-014-1000

Schedule of Investments (Unaudited) December 31, 2023

KraneShares CICC China 5G & Semiconductor Index ETF

	Shares	Value
COMMON STOCK — 99.7% ‡
CHINA — 99.7%
Communication Services — 1.1%
Kunlun Tech, Cl A *	24,700	$129,734

Information Technology — 98.6%
ACM Research Shanghai, Cl A	9,111	133,595
Advanced Micro-Fabrication Equipment China, Cl A	12,234	263,902
Avary Holding Shenzhen, Cl A	47,585	149,158
Beijing Kingsoft Office Software, Cl A	9,660	428,966
BOE Technology Group, Cl A	756,830	414,521
BYD Electronic International	45,500	213,266
Cambricon Technologies, Cl A *	9,532	180,664
Chaozhou Three-Circle Group, Cl A	39,264	162,391
China Resources Microelectronics, Cl A	27,421	172,099
China Zhenhua Group Science & Technology, Cl A	11,300	93,376
Foxconn Industrial Internet, Cl A	417,974	887,533
GigaDevice Semiconductor, Cl A	13,700	177,758
GoerTek, Cl A	68,922	203,361
Guangzhou Shiyuan Electronic Technology, Cl A	14,400	92,541
Guobo Electronics, Cl A	8,464	94,534
Hangzhou Silan Microelectronics, Cl A	34,200	109,652
Hua Hong Semiconductor *	27,000	65,282
Hygon Information Technology, Cl A	50,838	506,766
Iflytek, Cl A	48,300	314,602
Ingenic Semiconductor, Cl A	10,000	90,793
JCET Group, Cl A	36,600	153,481
Lingyi iTech Guangdong, Cl A	141,500	134,334
Luxshare Precision Industry, Cl A	145,205	702,513
Maxscend Microelectronics, Cl A	11,069	219,181
Montage Technology, Cl A	23,784	196,268
National Silicon Industry Group, Cl A *	57,777	140,536
NAURA Technology Group, Cl A	10,418	359,493
OFILM Group, Cl A *	65,800	80,487
Sanan Optoelectronics, Cl A	102,700	199,758
SenseTime Group, Cl B *	526,000	78,140
SG Micro, Cl A	9,900	123,753
Shanghai BOCHU Electronic Technology, Cl A	2,909	103,404
Shennan Circuits, Cl A	10,200	101,691
Shenzhen Goodix Technology, Cl A *	9,400	91,220
Shenzhen Transsion Holdings, Cl A	16,171	314,309
Sunny Optical Technology Group	22,700	205,966
TCL Zhonghuan Renewable Energy Technology, Cl A	83,800	184,062
TongFu Microelectronics, Cl A	29,400	95,459
Unigroup Guoxin Microelectronics, Cl A *	17,600	166,716
Will Semiconductor Shanghai, Cl A	25,206	377,737
Wingtech Technology, Cl A *	26,055	154,817

Schedule of Investments (Unaudited) December 31, 2023

KraneShares CICC China 5G & Semiconductor Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Wuhan Guide Infrared, Cl A	86,900	$89,089
WUS Printed Circuit Kunshan, Cl A	38,100	118,357
Xiaomi, Cl B *	402,800	804,718
Yealink Network Technology, Cl A	25,932	107,616
Zhejiang Dahua Technology, Cl A	67,800	175,675
Zhejiang Jingsheng Mechanical & Electrical, Cl A	27,620	171,020
Zhongji Innolight, Cl A	16,900	267,980
ZTE, Cl H	155,400	347,078
		11,019,618
TOTAL CHINA		11,149,352

TOTAL COMMON STOCK (Cost $12,862,796)		11,149,352

TOTAL INVESTMENTS — 99.7% (Cost $12,862,796)		11,149,352
OTHER ASSETS LESS LIABILITIES – 0.3%		31,056
NET ASSETS - 100%		$11,180,408

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

KRS-QH-022-0600

Schedule of Investments (Unaudited) December 31, 2023

KraneShares CICC China Consumer Leaders Index ETF

	Shares	Value
COMMON STOCK — 99.7% ‡
CHINA — 97.1%
Consumer Discretionary — 34.7%
ANTA Sports Products	20,400	$197,898
Bosideng International Holdings	84,000	37,759
Gree Electric Appliances of Zhuhai, Cl A	42,100	190,203
Haidilao International Holding	37,000	68,896
Haier Smart Home, Cl A	86,800	255,990
Li Ning	50,500	135,166
Midea Group, Cl A	50,265	385,638
Oppein Home Group, Cl A	3,300	32,260
Yum China Holdings	4,500	191,444
Zhejiang Supor, Cl A	3,400	25,312
		1,520,566
Consumer Staples — 60.5%
China Mengniu Dairy	67,000	180,187
China Resources Beer Holdings	36,000	157,673
Chongqing Brewery, Cl A	4,136	38,598
Eastroc Beverage Group, Cl A	1,800	46,136
Foshan Haitian Flavouring & Food, Cl A	29,527	157,368
Henan Shuanghui Investment & Development, Cl A	21,535	80,780
Hengan International Group	14,000	52,084
Inner Mongolia Yili Industrial Group, Cl A	80,200	301,288
Jiangsu Yanghe Brewery JSC, Cl A	11,517	177,754
Kweichow Moutai, Cl A	1,800	436,312
Luzhou Laojiao, Cl A	8,000	201,579
Proya Cosmetics, Cl A	3,820	53,325
Shanghai Bairun Investment Holding Group, Cl A	11,700	40,437
Shanghai Flyco Electrical Appliance, Cl A	9,917	70,332
Shanxi Xinghuacun Fen Wine Factory, Cl A	6,000	194,419
Tsingtao Brewery, Cl H	16,000	107,370
Wuliangye Yibin, Cl A	18,000	354,686
		2,650,328
Real Estate — 1.9%
Shenzhen Overseas Chinese Town, Cl A *	80,100	34,984
Youngor Fashion, Cl A	54,600	50,225
		85,209
TOTAL CHINA		4,256,103

Schedule of Investments (Unaudited) December 31, 2023

KraneShares CICC China Consumer Leaders Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
HONG KONG — 2.6%
Consumer Staples — 2.6%
WH Group	179,500	$115,858
TOTAL HONG KONG		115,858

TOTAL COMMON STOCK (Cost $5,562,476)		4,371,961

TOTAL INVESTMENTS — 99.7% (Cost $5,562,476)		4,371,961
OTHER ASSETS LESS LIABILITIES – 0.3%		11,557
NET ASSETS - 100%		$4,383,518

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

KRS-QH-023-0600

Schedule of Investments (Unaudited) December 31, 2023

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — 95.4% ‡
CHINA — 95.4%
Consumer Discretionary — 2.6%
Beijing Roborock Technology, Cl A	16,486	$655,098
Tianneng Battery Group, Cl A	28,443	111,526
		766,624
Health Care — 12.3%
Bloomage Biotechnology, Cl A	40,266	378,480
iRay Technology, Cl A	10,652	486,588
MGI Tech, Cl A	43,433	524,690
Shanghai Junshi Biosciences, Cl A *	96,102	564,551
Shanghai United Imaging Healthcare, Cl A	84,117	1,618,525
Sichuan Biokin Pharmaceutical, Cl A *	7,504	147,433
		3,720,267
Industrials — 8.1%
AVIC Chengdu UAS, Cl A	28,215	151,881
GoodWe Technologies, Cl A	25,294	463,849
Hoymiles Power Electronics, Cl A	8,692	329,577
Hunan Changyuan Lico, Cl A	201,598	206,677
Ningbo Ronbay New Energy Technology, Cl A	60,726	339,423
Pylon Technologies, Cl A	22,022	327,828
Sany Heavy Energy, Cl A	50,390	202,534
Yuneng Technology, Cl A	9,052	155,571
Zhuzhou CRRC Times Electric, Cl A	54,479	277,957
		2,455,297
Information Technology — 68.5%
3peak, Cl A	16,589	340,841
ACM Research Shanghai, Cl A	18,213	267,059
Advanced Micro-Fabrication Equipment China, Cl A	90,597	1,954,288
Amlogic Shanghai, Cl A	69,620	612,350
ASR Microelectronics, Cl A *	43,711	432,408
Beijing Kingsoft Office Software, Cl A	48,247	2,142,474
Cambricon Technologies, Cl A *	43,533	825,101
China Railway Signal & Communication, Cl A	540,523	332,484
China Resources Microelectronics, Cl A	110,356	692,612
Everdisplay Optronics Shanghai, Cl A *	868,802	296,490
GalaxyCore, Cl A	163,052	468,735
Guobo Electronics, Cl A	7,486	83,611
Hwatsing Technology, Cl A	19,930	525,358
Hygon Information Technology, Cl A	192,618	1,920,067
Jinko Solar, Cl A	417,988	520,093
Loongson Technology, Cl A *	29,946	465,175
Montage Technology, Cl A	190,270	1,570,130
National Silicon Industry Group, Cl A *	344,487	837,923
Piotech, Cl A	19,561	635,399

Schedule of Investments (Unaudited) December 31, 2023

KraneShares SSE STAR Market 50 Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Qi An Xin Technology Group, Cl A *	57,278	$322,483
Shanghai BOCHU Electronic Technology, Cl A	12,230	434,744
Shanghai Fudan Microelectronics Group, Cl A	55,625	301,771
Shenzhen Transsion Holdings, Cl A	67,426	1,310,530
SICC, Cl A *	35,924	333,328
SUPCON Technology, Cl A	114,978	732,280
Suzhou Novosense Microelectronics, Cl A	17,873	418,791
Trina Solar, Cl A	227,129	910,034
Verisilicon Microelectronics Shanghai, Cl A *	62,668	439,695
Xinjiang Daqo New Energy, Cl A	134,485	558,481
		20,684,735
Materials — 3.9%
Cathay Biotech, Cl A	47,277	365,035
Western Superconducting Technologies, Cl A	95,044	710,504
Zhongfu Shenying Carbon Fiber, Cl A	26,334	112,095
		1,187,634
TOTAL CHINA		28,814,557

TOTAL COMMON STOCK (Cost $37,564,557)		28,814,557

TOTAL INVESTMENTS — 95.4% (Cost $37,564,557)		28,814,557
OTHER ASSETS LESS LIABILITIES – 4.6%		1,403,603
NET ASSETS - 100%		$30,218,160

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary for abbreviations”.

KRS-QH-024-0600

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 90.0% ‡
CHINA — 90.0%
Communication Services — 23.7%
Baidu, Cl A *	15,650	$232,689
Bilibili, Cl Z *	6,680	80,072
China Literature *	11,400	42,411
Kingsoft	23,800	73,455
Kuaishou Technology, Cl B *	34,300	232,589
NetEase	12,805	230,566
Tencent Holdings	12,500	469,998
Weibo, Cl A	120	1,316
		1,363,096
Consumer Discretionary — 40.1%
Alibaba Group Holding	53,000	513,130
East Buy Holding *	11,000	39,162
Haier Smart Home, Cl H	59,426	167,809
JD.com, Cl A	36,810	530,325
Li Auto, Cl A *	25,500	480,377
Meituan, Cl B *	21,880	229,488
NIO, Cl A *	2,500	23,564
Trip.com Group *	3,400	120,873
XPeng, Cl A *	28,500	206,946
		2,311,674
Consumer Staples — 4.2%
Alibaba Health Information Technology *	134,000	72,761
JD Health International *	27,100	135,699
Ping An Healthcare and Technology *	15,100	34,344
		242,804
Financials — 0.8%
ZhongAn Online P&C Insurance, Cl H *	21,100	48,207

Information Technology — 21.2%
BYD Electronic International	20,000	93,743
GDS Holdings, Cl A *	9,300	10,790
Hua Hong Semiconductor *	16,000	38,686
Kingdee International Software Group *	70,000	102,016
Lenovo Group	164,000	229,349
SenseTime Group, Cl B *	547,000	81,260
Sunny Optical Technology Group	17,440	158,240

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Hang Seng TECH Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Xiaomi, Cl B *	253,400	$506,245
		1,220,329
TOTAL CHINA		5,186,110

TOTAL COMMON STOCK (Cost $5,193,908)		5,186,110

TOTAL INVESTMENTS — 90.0% (Cost $5,193,908)		5,186,110
OTHER ASSETS LESS LIABILITIES – 10.0%		573,820
NET ASSETS - 100%		$5,759,930

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary for abbreviations”.

KRS-QH-028-0600

Schedule of Investments (Unaudited) December 31, 2023

KraneShares China Innovation ETF

	Shares	Value
EXCHANGE - TRADED FUNDS — 98.1%
KraneShares CICC China 5G and Semiconductor Index ETF (A)	12,862	$191,325
KraneShares CSI China Internet ETF (A)	15,695	423,765
KraneShares MSCI All China Health Care Index ETF (A)	20,034	350,394
KraneShares MSCI China Clean Technology Index ETF (A)	10,183	234,209
KraneShares SSE STAR Market 50 Index ETF * (A)	9,856	121,016
TOTAL EXCHANGE - TRADED FUNDS (Cost $2,281,345)		1,320,709

TOTAL INVESTMENTS — 98.1% (Cost $2,281,345)		1,320,709
OTHER ASSETS LESS LIABILITIES – 1.9%		25,189
NET ASSETS - 100%		$1,345,898

*	Non-income producing security.
(A)	Affiliated Investment.

Transactions with affiliated companies during the period ended December 31, 2023 are as follows:

Value as of 3/31/2023	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 12/31/2023	Dividend Income	Capital Gain Distributions
KraneShares CICC China 5G and Semiconductor Index ETF
$262,320	$—	$(32,787)	$(25,624)	$(12,584)	$191,325	$501	$—
KraneShares CSI China Internet ETF
472,684	14,899	—	(63,818)	—	423,765	7,238	—
KraneShares MSCI All China Health Care Index ETF
368,272	37,900	—	(55,778)	—	350,394	2,261	—
KraneShares MSCI China Clean Technology Index ETF
320,491	—	(29,064)	(41,412)	(15,806)	234,209	1,742	—
KraneShares SSE STAR Market 50 Index ETF
172,534	—	(4,447)	(44,518)	(2,553)	121,016	—	—
$1,596,301	$52,799	$(66,298)	$(231,150)	$(30,943)	$1,320,709	$11,742	—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-032-0500

Schedule of Investments (Unaudited) December 31, 2023

KraneShares S&P Pan Asia Dividend Aristocrats ETF

	Shares	Value
COMMON STOCK — 99.6% ‡
AUSTRALIA — 17.8%
Communication Services — 2.1%
CAR Group	2,600	$55,246

Financials — 1.6%
Steadfast Group	10,859	43,124

Health Care — 3.2%
EBOS Group	1,286	28,905
Sonic Healthcare	2,600	56,914
		85,819
Industrials — 1.2%
Computershare	1,970	32,786

Information Technology — 1.8%
Altium	857	27,397
Technology One	1,909	20,021
		47,418
Materials — 3.5%
Brickworks	3,032	57,846
Northern Star Resources	3,896	36,288
		94,134
Real Estate — 1.9%
Charter Hall Group †	6,047	49,679

Utilities — 2.5%
APA Group	11,453	66,740

TOTAL AUSTRALIA		474,946

CHINA — 18.2%
Consumer Discretionary — 2.4%
Bosideng International Holdings	144,000	64,729

Financials — 2.1%
Ping An Insurance Group of China, Cl H	12,000	54,325

Health Care — 7.9%
China Medical System Holdings	52,000	92,166
CSPC Pharmaceutical Group	38,000	35,330
Sinopharm Group, Cl H	31,600	82,758
		210,254
Real Estate — 2.4%
China Resources Land	18,000	64,545

Schedule of Investments (Unaudited) December 31, 2023

KraneShares S&P Pan Asia Dividend Aristocrats ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities — 3.4%
Guangdong Investment	124,000	$90,198

TOTAL CHINA		484,051

HONG KONG — 11.3%
Financials — 0.9%
AIA Group	2,800	24,401

Industrials — 1.6%
Techtronic Industries	3,500	41,708

Real Estate — 2.3%
Swire Properties	30,600	61,917

Utilities — 6.5%
CK Infrastructure Holdings	19,500	107,882
Hong Kong & China Gas	86,000	65,861
		173,743
TOTAL HONG KONG		301,769

INDIA — 1.0%
Information Technology — 1.0%
Infosys ADR	1,496	27,496
TOTAL INDIA		27,496

INDONESIA — 1.3%
Financials — 1.3%
Bank Central Asia	56,400	34,433
TOTAL INDONESIA		34,433

JAPAN — 35.6%
Communication Services — 1.7%
Hakuhodo DY Holdings	1,200	9,197
KDDI	600	19,092
Nippon Telegraph & Telephone	14,200	17,355
		45,644
Consumer Discretionary — 3.8%
Fujitsu General	200	3,288
Open House Group	500	14,836
Rinnai	300	6,954
Sekisui Chemical	1,200	17,300
Sekisui House	1,200	26,659
Seria	600	11,189
TS Tech	1,800	21,782
		102,008

Schedule of Investments (Unaudited) December 31, 2023

KraneShares S&P Pan Asia Dividend Aristocrats ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples — 4.0%
Asahi Group Holdings	400	$14,919
Kao	400	16,456
Lion	800	7,425
Morinaga	800	14,518
Seven & i Holdings	200	7,937
Sundrug	500	16,073
Takara Holdings	2,100	18,456
Welcia Holdings	300	5,248
Yakult Honsha	200	4,493
		105,525
Financials — 4.0%
Chiba Bank	1,800	13,004
SBI Holdings	1,400	31,499
Tokio Marine Holdings	900	22,529
Tokyo Century	2,000	21,663
Zenkoku Hosho	500	18,850
		107,545
Health Care — 3.2%
Alfresa Holdings	1,400	23,798
Astellas Pharma	1,100	13,155
Mani	600	9,082
Medipal Holdings	1,000	16,212
Shionogi	200	9,644
Ship Healthcare Holdings	400	6,831
Terumo	200	6,557
		85,279
Industrials — 5.1%
Benefit One	700	10,539
COMSYS Holdings	1,300	28,678
EXEO Group	1,300	28,908
Hikari Tsushin	100	16,584
Kurita Water Industries	100	3,915
Sanwa Holdings	2,200	33,371
SHO-BOND Holdings	300	13,336
		135,331
Information Technology — 4.4%
Azbil	400	13,239
Murata Manufacturing	600	12,738
NEC Networks & System Integration	1,100	18,562
Nomura Research Institute	300	8,727
NTT Data Group	400	5,672
Oracle Japan *	200	15,421

Schedule of Investments (Unaudited) December 31, 2023

KraneShares S&P Pan Asia Dividend Aristocrats ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Otsuka	500	$20,616
SCSK	800	15,866
TIS	300	6,611
		117,452
Materials — 3.1%
Nippon Sanso Holdings	700	18,749
Nissan Chemical	400	15,622
Nitto Denko	300	22,450
Shin-Etsu Chemical	600	25,182
		82,003
Real Estate — 5.6%
Aeon Mall	1,200	15,083
Hulic	2,500	26,183
Japan Metropolitan Fund Invest †	29	20,961
Japan Real Estate Investment †	5	20,712
Mori Hills REIT Investment, Cl A †	18	17,901
Nomura Real Estate Holdings	900	23,678
Tokyo Tatemono	1,600	23,969
		148,487
Utilities — 0.7%
Nippon Gas	1,100	18,160

TOTAL JAPAN		947,434

NEW ZEALAND — 1.3%
Health Care — 1.3%
Fisher & Paykel Healthcare	2,233	33,366
TOTAL NEW ZEALAND		33,366

PHILIPPINES — 2.3%
Industrials — 2.3%
International Container Terminal Services	13,880	61,862
TOTAL PHILIPPINES		61,862

TAIWAN — 10.0%
Financials — 1.5%
Chailease Holding	6,120	38,486

Information Technology — 8.5%
Advantech	4,300	52,116
Sinbon Electronics	6,000	58,455

Schedule of Investments (Unaudited) December 31, 2023

KraneShares S&P Pan Asia Dividend Aristocrats ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Wistron	36,000	$115,658
		226,229
TOTAL TAIWAN		264,715

THAILAND — 0.8%
Financials — 0.8%
Krungthai Card	17,400	22,175
TOTAL THAILAND		22,175

TOTAL COMMON STOCK (Cost $2,487,282)		2,652,247

TOTAL INVESTMENTS — 99.6% (Cost $2,487,282)		2,652,247
OTHER ASSETS LESS LIABILITIES – 0.4%		9,862
NET ASSETS - 100%		$2,662,109

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

See “Glossary” for abbreviations.

KRS-QH-035-0300

Schedule of Investments (Unaudited) December 31, 2023

KraneShares China Internet and Covered Call Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUND — 101.4%
KraneShares CSI China Internet ETF (A)	4,727,712	$127,648,224
TOTAL EXCHANGE - TRADED FUND (Cost $128,725,927)		127,648,224

TOTAL INVESTMENTS — 101.4% (Cost $128,725,927)		127,648,224
OTHER ASSETS LESS LIABILITIES – (1.4)%		(1,786,433)
NET ASSETS - 100%		$125,861,791

WRITTEN OPTIONS— (3.9)% (Premiums Received $(5,239,396))		$(4,891,305)

(A)	Affiliated Investment.

Written options contracts outstanding as of December 31, 2023 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS — (3.9)%

Call Options
KWEB US*	(13,280)	(35,856,000)	$27.67	01/05/24	$(393,885)
KWEB US*	(4,022)	(10,859,400)	26.69	01/12/24	(379,355)
KWEB US*	(942)	(2,543,400)	26.81	01/19/24	(96,442)
KWEB US*	(2,285)	(6,169,500)	27.34	01/19/24	(180,446)
KWEB US*	(7,175)	(19,372,500)	25.81	01/26/24	(1,293,150)
KWEB US*	(1,256)	(3,391,200)	26.04	01/26/24	(207,655)
KWEB US*	(942)	(2,543,400)	26.06	01/26/24	(154,563)
KWEB US*	(302)	(815,400)	25.93	02/02/24	(56,115)
KWEB US*	(604)	(1,630,800)	26.64	02/02/24	(87,538)
KWEB US*	(16,469)	(2,042,156)	27.00	02/02/24	(2,042,156)

Total Written Options (Premiums Received $5,239,396)					$(4,891,305)

Transactions with affiliated companies during the period ended December 31, 2023 are as follows:

Value as of 3/31/2023	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 12/31/2023	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$5,642,645	$331,740,803	$(202,716,627)	$(749,672)	$(6,268,925)	$127,648,224	$1,980,604	$—

Amounts designated as “—” are $0 or have been rounded to $0.

KRS-QH-037-0200

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Dynamic Emerging Markets Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUNDS — 99.1%
KraneShares MSCI All China Index ETF (A)	112,596	$2,050,249
KraneShares MSCI Emerging Markets ex China Index ETF (A)	56,867	1,621,392
TOTAL EXCHANGE - TRADED FUNDS (Cost $3,726,952)		3,671,641

TOTAL INVESTMENTS — 99.1% (Cost $3,726,952)		3,671,641
OTHER ASSETS LESS LIABILITIES – 0.9%		34,720
NET ASSETS - 100%		$3,706,361

(A)	Affiliated Investment.

Transactions with affiliated companies during the period ended December 31, 2023 are as follows:

			Change in
Value			Unrealized		Value		Capital
as of	Purchases at	Proceeds	Appreciation/	Realized	as of	Dividend	Gain
8/25/2023	Cost	from Sale	(Depreciation)	Gain/(Loss)	12/31/2023	Income	Distributions
KraneShares MSCI All China Index ETF
$—	$4,550,666	$(2,374,475)	$(169,806)	$43,864	$2,050,249	$69,182	$—
KraneShares MSCI Emerging Markets ex China Index ETF
—	3,137,413	(1,643,938)	114,495	13,422	1,621,392	32,365	—
$—	$7,688,079	$(4,018,413)	$(55,311)	$57,286	$3,671,641	$101,547	$—

Amounts designated as “—” are $0 or have been rounded to $0.

KRS-QH-038-0100

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Global Luxury Index ETF

	Shares	Value
COMMON STOCK — 97.7% ‡
CHINA — 0.4%
Consumer Discretionary — 0.4%
Chow Tai Fook Jewellery Group	8,600	$12,798
TOTAL CHINA		12,798

DENMARK — 1.6%
Consumer Discretionary — 1.6%
Pandora	374	51,719
TOTAL DENMARK		51,719

FRANCE — 37.5%
Consumer Discretionary — 8.9%
Hermes International	68	144,134
Kering	315	138,838
		282,972
Consumer Staples — 4.5%
Pernod Ricard	724	127,763
Remy Cointreau	105	13,339
		141,102
Financials — 10.1%
LVMH Moet Hennessy Louis Vuitton	397	321,719

Health Care — 4.5%
EssilorLuxottica	708	142,029

Materials — 9.5%
L’Oreal	609	303,168

TOTAL FRANCE		1,190,990

GERMANY — 0.6%
Consumer Discretionary — 0.6%
HUGO BOSS	282	21,015
TOTAL GERMANY		21,015

HONG KONG — 0.6%
Consumer Discretionary — 0.6%
Melco Resorts & Entertainment ADR *	2,219	19,683
TOTAL HONG KONG		19,683

ITALY — 8.3%
Consumer Discretionary — 7.4%
Brunello Cucinelli	165	16,149
Ferrari	419	141,262
Moncler	1,029	63,314

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Global Luxury Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
PRADA	2,400	$13,723
		234,448
Consumer Staples — 0.9%
Davide Campari-Milano	2,559	28,876

TOTAL ITALY		263,324

JAPAN — 5.0%
Consumer Discretionary — 0.3%
Casio Computer	1,000	8,678

Consumer Staples — 4.7%
Kao	2,100	86,395
Shiseido	2,100	63,337
		149,732
TOTAL JAPAN		158,410

MACAU — 2.9%
Consumer Discretionary — 2.9%
Galaxy Entertainment Group	10,000	56,028
Sands China *	12,400	36,286
TOTAL MACAU		92,314

SINGAPORE — 0.6%
Consumer Discretionary — 0.6%
Genting Singapore	26,200	19,862
TOTAL SINGAPORE		19,862

SWITZERLAND — 8.5%
Consumer Discretionary — 8.5%
Cie Financiere Richemont, Cl A	1,691	232,559
Swatch Group	135	36,667
TOTAL SWITZERLAND		269,226

UNITED KINGDOM — 8.3%
Consumer Discretionary — 1.4%
Burberry Group	1,898	34,261
Watches of Switzerland Group *	1,113	10,052
		44,313
Consumer Staples — 6.9%
Diageo	6,017	219,068

TOTAL UNITED KINGDOM		263,381

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Global Luxury Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
UNITED STATES — 23.4%
Consumer Discretionary — 17.7%
Boyd Gaming	365	$22,853
Caesars Entertainment *	1,095	51,334
Capri Holdings *	549	27,582
Deckers Outdoor *	104	69,517
Las Vegas Sands	1,457	71,699
MGM Resorts International *	1,302	58,173
Penn Entertainment *	743	19,333
Ralph Lauren, Cl A	192	27,686
Red Rock Resorts, Cl A	238	12,692
Samsonite International *	6,900	22,754
Signet Jewelers	199	21,344
Tapestry	1,098	40,417
Vail Resorts	184	39,278
VF	1,982	37,262
Wynn Resorts	460	41,911
		563,835
Consumer Staples — 5.7%
Coty, Cl A *	1,880	23,350
Estee Lauder, Cl A	977	142,886
Inter Parfums	90	12,961
		179,197
TOTAL UNITED STATES		743,032

TOTAL COMMON STOCK (Cost $2,911,414)		3,105,754

TOTAL INVESTMENTS — 97.7% (Cost $2,911,414)		3,105,754
OTHER ASSETS LESS LIABILITIES – 2.3%		73,321
NET ASSETS - 100%		$3,179,075

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

KRS-QH-039-0100

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Value Line® Dynamic Dividend Equity Index ETF

	Shares	Value
COMMON STOCK — 99.5% ‡
UNITED STATES — 99.5%
Communication Services — 2.0%
Comcast, Cl A	14,143	$620,171

Consumer Discretionary — 10.0%
Amazon.com *	7,558	1,148,363
Big Lots	80,903	630,234
Home Depot	2,172	752,707
Lowe’s	2,655	590,870
		3,122,174
Consumer Staples — 2.1%
Altria Group	6,860	276,733
Coca-Cola	2,195	129,351
Kimberly-Clark	2,151	261,368
		667,452
Energy — 1.4%
DT Midstream	7,989	437,797

Financials — 10.4%
Annaly Capital Management †	24,834	481,035
CME Group, Cl A	2,330	490,698
Eversource Energy	4,160	256,755
Goldman Sachs Group	1,598	616,460
JPMorgan Chase	5,146	875,335
T Rowe Price Group	4,729	509,266
		3,229,549
Health Care — 6.6%
AbbVie	2,959	458,556
Bristol-Myers Squibb	5,388	276,458
CVS Health	3,754	296,416
Gilead Sciences	5,529	447,904
Pfizer	20,241	582,739
		2,062,073
Industrials — 19.6%
Cummins	2,086	499,743
Emerson Electric	5,586	543,685
Fastenal	7,903	511,877
Honeywell International	1,730	362,798
Illinois Tool Works	2,067	541,430
MSC Industrial Direct, Cl A	4,667	472,580
PACCAR	5,260	513,639
Parker-Hannifin	1,142	526,119
Paychex	3,916	466,435

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Value Line® Dynamic Dividend Equity Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Robert Half	5,591	$491,561
RTX	3,721	313,085
Snap-on	850	245,514
Union Pacific	559	137,302
Watsco	1,150	492,741
		6,118,509
Information Technology — 20.0%
Adobe *	1,128	672,965
Analog Devices	2,919	579,597
Apple	6,821	1,313,247
Cisco Systems	12,612	637,158
Intuit	1,011	631,905
Juniper Networks	15,920	469,322
Microsoft	3,506	1,318,396
Texas Instruments	3,596	612,974
		6,235,564
Materials — 4.0%
Air Products and Chemicals	1,902	520,768
Packaging Corp of America	1,554	253,162
Sonoco Products	8,312	464,391
		1,238,321
Real Estate — 5.0%
American Tower †	2,546	549,630
Crown Castle †	4,183	481,840
Service Properties Trust †	59,867	511,264
		1,542,734
Utilities — 18.4%
ALLETE	7,499	458,639
American Electric Power	6,187	502,508
Avista	13,119	468,873
Black Hills	8,517	459,492
CMS Energy	4,281	248,598
Entergy	4,704	475,998
Evergy	9,081	474,028
New Jersey Resources	4,960	221,117
NextEra Energy Partners	18,351	558,054
OGE Energy	12,882	449,968
Pinnacle West Capital	6,162	442,678
Public Service Enterprise Group	7,635	466,880
WEC Energy Group	2,864	241,063

Schedule of Investments (Unaudited) December 31, 2023

KraneShares Value Line® Dynamic Dividend Equity Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Xcel Energy	4,000	$247,640
		5,715,536
TOTAL UNITED STATES		30,989,880

TOTAL COMMON STOCK (Cost $28,489,012)		30,989,880

TOTAL INVESTMENTS — 99.5% (Cost $28,489,012)		30,989,880
OTHER ASSETS LESS LIABILITIES – 0.5%		171,023
NET ASSETS - 100%		$31,160,903

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

See “Glossary” for abbreviations.

KRS-QH-026-0600

Schedule of Investments (Unaudited) December 31, 2023

Glossary (abbreviations used in preceding Schedule of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

BV — Business Value

BVI — Business Volume Indicator

Cl — Class

CNY — Chines Yuan

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T5Y — US Treas Yield Curve Rate T Note Const Mat 5 Yr

JSC — Joint-Stock Company

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

USSW5 — USD Swap Semi 30/360 5 Yr Curr